 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period: December 1, 2019 through May 31, 2020

Item 1. Reports to Stockholders.

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Active Dividend Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon Multi-Asset Income Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	HMANX HMAAX

Horizon Defensive Multi-Factor Fund			Horizon ESG Defensive Core Fund
Investor Class Advisor Class	Shares Shares	USRAX USRTX	Investor Class Advisor Class	Shares Shares	HESGX HESAX

May 31, 2020

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, HORIZON DEFINED RISK FUND, HORIZON MULTI-ASSET INCOME FUND, HORIZON DEFENSIVE MULTI-FACTOR FUND and HORIZON ESG DEFENSIVE CORE FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-855-754-7932 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-855-754-7932 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	9
Portfolio of Investments	11
Statements of Assets and Liabilities	77
Statements of Operations	79
Statements of Changes in Net Assets	81
Financial Highlights	89
Notes to Financial Statements	108
Disclosure of Fund Expenses	131
Statement Regarding Liquidity Risk Management Program	133
Additional Information	135

Horizon Active Asset Allocation Fund Portfolio Review (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	4.02%	3.82%	6.89%
Horizon Active Asset Allocation Fund - Advisor Class	3.90%	N/A	6.18%
Horizon Active Asset Allocation Fund - Institutional Class	4.17%	N/A	6.52%
S&P 500 Total Return Index	12.84%	9.86%	12.96%(2)
S&P Global BMI ex-US Index	-3.12%	1.06%	4.05%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 12.47% and 4.28%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 12.33% and 2.94%, respectively.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist® Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on August 28, 2014. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Risk Assist® Fund - Investor Class	-5.29%	0.02%	0.62%
Horizon Active Risk Assist® Fund - Advisor Class	-5.43%	N/A	1.79%
Horizon Active Risk Assist® Fund - Institutional Class	-5.16%	N/A	1.97%
Bloomberg Barclays Aggregate Bond Index	9.42%	3.94%	3.80%(2)
S&P 500 Total Return Index	12.84%	9.86%	9.77%(2)
S&P Global BMI ex-US Index	-3.12%	1.06%	0.67%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Advisor Class are 4.21%, 12.47%, and 4.28%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Institutional Class are 4.01%, 12.33%, and 2.94%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	5.34%	1.27%	1.39%
Horizon Active Income Fund - Advisor Class	5.11%	N/A	1.78%
Horizon Active Income Fund - Institutional Class	5.22%	N/A	1.50%
Bloomberg Barclays Aggregate Bond Index	9.42%	3.94%	3.98%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 4.21% and 4.01%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class	-7.27%	3.03%
Horizon Active Dividend Fund - Advisor Class	-7.41%	0.33%
S&P Global 100 Index	12.41%	10.72%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The return for the S&P Global 100 Index since the commencement date of the Horizon Active Dividend Fund - Advisor Class is 8.47%.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class	3.01%	1.73%
Horizon Defined Risk Fund - Advisor Class	2.87%	1.18%
Bloomberg Barclays US Treasury 1-3 Years Index	4.64%	3.38%(2)
S&P 500 Total Return Index	12.84%	7.39%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 3.66%, and 6.40%, respectively.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U S Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Multi-Asset Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon Multi-Asset Income Fund - Investor Class	-13.78%
Horizon Multi-Asset Income Fund - Advisor Class	-20.12%
Bloomberg Barclays Aggregate Bond Index	8.41%(2)
S&P Global BMI ex-US Index	-7.58%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Multi-Asset Income Fund - Investor Class. The returns for the Bloomberg Barclays US Aggregate Bond Index and the S&P Global BMI ex-US Index since the commencement date of the Horizon Multi-Asset Income Fund - Advisor Class are 3.48%, and -12.24%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defensive Multi-Factor Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on June 26, 2019. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon Defensive Multi-Factor Fund - Investor Class	-5.20%
Horizon Defensive Multi-Factor Fund - Advisor Class	-9.91%
S&P 500 Total Return Index	6.44%(2)

(1)	Inception date is June 26, 2019 for Investor Class Shares and January 31, 2020 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defensive Multi-Factor Fund - Investor Class. The returns for the S&P 500 Total Return Index since the commencement date of the Horizon Defensive Multi-Factor Fund - Advisor Class are -4.93%.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U S.domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon ESG Defensive Core Fund PORTFOLIO REVIEW (Unaudited) May 31, 2020

The chart above assumes an initial gross investment of $10,000 made on December 26, 2019. The Fund’s performance figures are for the periods ended May 31, 2020. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	Since Commencement of Operations (1)
Horizon ESG Defensive Core Fund - Investor Class	-3.40%
Horizon ESG Defensive Core Fund - Advisor Class	-3.79%
MSCI USA Index	-4.60%(2)

(1)	Inception date for Investor and Advisor Class is December 26, 2019 and January 8, 2020, respectively.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon ESG Defensive Core Fund - Investor Class. The return for the MSCI USA Index since the commencement date of the Horizon ESG Defensive Core Fund - Advisor Class is -5.11%.

The MSCI USA Index is designed to measure the performance of the large and mid cap segments of the US market. With 616 consituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U S. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds Portfolio Composition (Unaudited) May 31, 2020

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Investment Companies	72.9%
Common Stocks	1.6%
Purchased Call Options	0.0%(a)
Purchased Put Options	0.0%(a)
Short-Term Investments	0.9%
Investments Purchased With Proceeds From Securities Lending	24.6%
100.0%

Horizon Active Risk Assist® Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Investment Companies	83.8%
Common Stocks	1.2%
Purchased Put Options	0.2%
Short-Term Investments	0.8%
Investments Purchased With Proceeds From Securities Lending	14.0%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Investment Companies	96.6%
Short-Term Investments	0.8%
Investments Purchased With Proceeds From Securities Lending	2.6%
100.0%

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Common Stocks	93.0%
Preferred Stocks	0.2%
Convertible Preferred Stocks	0.4%
Purchased Put Options	0.1%
Short-Term Investments	3.2%
Investments Purchased With Proceeds From Securities Lending	3.1%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2020

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Common Stocks	98.4%
Purchased Call Options	0.2%
Purchased Put Options	1.0%
Short-Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	0.3%
100.0%

Horizon Multi-Asset Income Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Investment Companies	70.8%
Common Stocks	19.5%
Convertible Preferred Stocks	0.0%(a)
Preferred Stocks	5.6%
Purchased Put Options	0.0%(a)
Short-Term Investments	2.0%
Investments Purchased With Proceeds From Securities Lending	2.1%
100.0%

Horizon Defensive Multi-Factor Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Investment Companies	9.2%
Common Stocks	90.0%
Short-Term Investments	0.5%
Investments Purchased With Proceeds From Securities Lending	0.3%
100.0%

Horizon ESG Defensive Core Fund Portfolio Composition as of May 31, 2020:

% of Total Investments
Common Stocks	96.8%
Rights	0.1%
Short-Term Investments	3.1%
100.0%

Data expressed excludes written options. Please refer to the Portfolios of Investments in this report for a detailed analysis of the Funds’ holdings.

(a)	Rounds to less than 0.1%

Horizon Active Asset Allocation Fund Portfolio of Investments (Unaudited) May 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 96.5%
363,470	Invesco QQQ Trust Series 1 (f)	$84,819,359
233,341	Invesco S&P 500 Equal Weight ETF (f)	23,499,772
439,894	iShares Edge MSCI USA Momentum Factor ETF (f)	55,391,452
714,624	iShares Edge MSCI USA Quality Factor ETF	68,675,366
350,529	iShares MSCI All Country Asia ex Japan ETF (f)	22,668,710
110,209	Janus Henderson Small/Mid Cap Growth Alpha ETF (f)(g)	5,044,696
281,378	Schwab U.S. Large-Cap Value ETF	14,223,658
2,668,840	SPDR Portfolio Developed World ex-US ETF (f)	71,978,615
1,477,666	SPDR Portfolio S&P 500 Growth ETF (e)	63,909,055
1,045,103	SPDR Portfolio S&P 500 Value ETF (e)	30,851,441
502,646	Xtrackers MSCI USA ESG Leaders Equity ETF	14,109,273
203,545	Xtrackers S&P 500 ESG ETF (f)	5,426,510
	TOTAL EXCHANGE TRADED FUNDS (Cost - $441,686,414)	460,597,907

	COMMON STOCKS - 2.1%
	Aerospace-Defense - 0.0% (b)
279	Lockheed Martin Corp.	108,375
194	Northrop Grumman Corp.	65,029
		173,404
	Apparel - 0.0% (b)
1,036	Nike, Inc. - Class B	102,129

	Auto Manufacturers - 0.0% (b)
520	PACCAR, Inc.	38,407

	Banks - 0.0% (b)
583	State Street Corp.	35,540

	Biotechnology - 0.1%
693	Amgen, Inc.	159,182
1,740	Gilead Sciences, Inc.	135,424
462	Incyte Corp. (a)	47,082
176	Regeneron Pharmaceuticals, Inc. (a)	107,855
404	Vertex Pharmaceuticals, Inc. (a)	116,336
		565,879
	Chemicals - 0.1%
273	Air Products & Chemicals, Inc.	65,970
365	FMC Corp.	35,920
261	International Flavors & Fragrances, Inc.	34,763
472	Linde PLC	95,504
95	Sherwin-Williams Co.	56,416
		288,573

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Commercial Services - 0.1%
623	IHS Markit, Ltd.	$43,274
277	Moody’s Corp.	74,072
786	Rollins, Inc.	32,855
300	S&P Global, Inc.	97,506
276	Verisk Analytics, Inc.	47,660
		295,367
	Computers - 0.0% (b)
422	Fortinet, Inc. (a)	58,742

	Distribution/Wholesale - 0.0% (b)
962	Fastenal Co.	39,692

	Diversified Financial Services - 0.1%
162	BlackRock, Inc.	85,640
308	CME Group, Inc.	56,241
577	Intercontinental Exchange, Inc.	56,113
364	Nasdaq, Inc.	43,119
381	T. Rowe Price Group, Inc.	46,063
		287,176
	Electric - 0.1%
500	Ameren Corp.	37,365
540	Eversource Energy	45,198
525	NextEra Energy, Inc.	134,169
1,122	Southern Co.	64,032
509	WEC Energy Group, Inc.	46,691
752	Xcel Energy, Inc.	48,903
		376,358
	Electrical Components & Equipment - 0.0% (b)
277	L3Harris Technologies, Inc.	55,248

	Electronics - 0.0% (b)
378	Garmin, Ltd.	34,084

	Engineering & Construction - 0.0% (b)
363	Jacobs Engineering Group, Inc.	30,499

	Finance and Insurance - 0.0% (b)
285	Aon Plc, - Class A	56,131
99	MarketAxess Holdings, Inc.	50,350
		106,481

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Food - 0.1%
739	Campbell Soup Co.	$37,674
1,114	Conagra Brands, Inc.	38,756
950	General Mills, Inc.	59,888
1,092	Hormel Foods Corp.	53,322
641	Kellogg Co.	41,864
1,658	Kroger Co.	54,084
		285,588
	Healthcare Products - 0.0% (b)
325	ResMed, Inc.	52,266
456	Thermo Fisher Scientific, Inc.	159,231
		211,497
	Healthcare Services - 0.1%
986	Centene Corp. (a)	65,323
485	DaVita, Inc. (a)	39,266
213	Humana, Inc.	87,468
884	UnitedHealth Group, Inc.	269,487
		461,544
	Household Products/Wares - 0.0% (b)
259	Clorox Co.	53,419

	Information - 0.1%
1,641	Microsoft Corp.	300,713

	Insurance - 0.0% (b)
427	Allstate Corp.	41,765
421	Arthur J Gallagher & Co.	39,692
271	Assurant, Inc.	27,799
770	Progressive Corp.	59,814
		169,070
	Internet - 0.1%
118	Amazon.com, Inc. (a)	288,200
928	eBay, Inc.	42,261
436	Netflix, Inc. (a)	183,002
		513,463
	Machinery - Diversified - 0.0% (b)
205	Rockwell Automation, Inc.	44,313

	Manufacturing - 0.1%
1,010	Apple, Inc.	321,119
204	IDEX Corp.	32,512
1,043	Ingersoll Rand, Inc. (a)	29,413

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,133	Raytheon Technologies Corp.	$73,101
		456,145
	Media - 0.0% (b)
257	Charter Communications, Inc. - Class A (a)	139,808

	Mining - 0.0% (b)
1,328	Newmont Goldcorp Corp.	77,648

	Miscellaneous Manufacturing - 0.0% (b)
527	Eaton Corp PLC	44,742
352	Illinois Tool Works, Inc.	60,706
		105,448
	Oil & Gas - 0.0% (b)
2,275	Apache Corp.	24,547
1,348	Cabot Oil & Gas Corp.	26,744
850	Chevron Corp.	77,945
512	Concho Resources, Inc.	27,914
359	Pioneer Natural Resources Co.	32,885
		190,035
	Packaging & Containers - 0.0% (b)
581	Ball Corp.	41,402

	Pharmaceuticals - 0.1%
2,824	Bristol-Myers Squibb Co.	168,649
481	Cigna Corp.	94,911
1,210	Eli Lilly & Co.	185,070
		448,630
	Pipelines - 0.0% (b)
2,479	Kinder Morgan, Inc.	39,168
1,797	Williams Cos., Inc.	36,713
		75,881
	Professional, Scientific, and Technical Services - 0.0% (b)
302	Biogen, Inc. (a)	92,741
256	ServiceNow, Inc. (a)	99,310
		192,051
	Real Estate Investment Trusts - 0.1%
236	Alexandria Real Estate Equities, Inc.	36,278
491	American Tower Corp.	126,761
577	Crown Castle International Corp.	99,336
404	Digital Realty Trust, Inc.	57,998
984	Duke Realty Corp.	33,928
132	Equinix, Inc.	92,087

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
831	Prologis, Inc.	$76,037
212	SBA Communications Corp.	66,596
		589,021
	Retail - 0.2%
31	AutoZone, Inc. (a)	35,584
477	Best Buy Co., Inc.	37,249
45	Chipotle Mexican Grill, Inc. (a)	45,176
459	Costco Wholesale Corp.	141,588
401	Dollar General Corp.	76,795
552	Home Depot, Inc.	137,161
515	Lowe’s Cos., Inc.	67,130
419	McDonald’s Corp.	78,068
90	O’Reilly Automotive, Inc. (a)	37,551
805	Starbucks Corp.	62,782
569	Target Corp.	69,606
304	Tractor Supply Co.	37,094
2,184	Walmart, Inc.	270,947
		1,096,731
	Semiconductors - 0.2%
1,870	Advanced Micro Devices, Inc. (a)	100,606
1,202	Applied Materials, Inc.	67,528
3,849	Intel Corp.	242,218
247	Lam Research Corp.	67,596
804	NVIDIA Corp.	285,436
371	Qorvo, Inc. (a)	38,859
		802,243
	Software - 0.2%
1,225	Activision Blizzard, Inc.	88,175
544	Adobe, Inc. (a)	210,310
408	Akamai Technologies, Inc. (a)	43,166
186	ANSYS, Inc. (a)	52,638
524	Cadence Design Systems, Inc. (a)	47,836
323	Citrix Systems, Inc.	47,843
492	Electronic Arts, Inc. (a)	60,457
224	Jack Henry & Associates, Inc.	40,513
411	Leidos Holdings, Inc.	43,274
174	MSCI, Inc.	57,220
281	Synopsys, Inc. (a)	50,836
293	Take-Two Interactive Software, Inc. (a)	39,898
		782,166
	Telecommunications - 0.0% (b)
1,452	T-Mobile US, Inc. (a)	145,258

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares			Value
	Transportation - 0.0% (b)
288	JB Hunt Transport Services, Inc.		$34,465
255	Kansas City Southern		38,383
			72,848
	Transportation and Warehousing - 0.0% (b)
290	Old Dominion Freight Line, Inc.		49,616

	Water - 0.0% (b)
336	American Water Works Co., Inc.		42,672

	TOTAL COMMON STOCKS (Cost - $9,323,990)		9,834,789

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% (a)(b)(c)
	PURCHASED PUT OPTIONS - 0.0%
	CBOE Volatility Index
2,500	Expiration: August 2020, Exercise Price: $16.00 (h)	$6,877,500	18,750
	iShares U.S. Real Estate ETF
600	Expiration: June 2020, Exercise Price: $60.00 (h)	4,645,200	6,000
	CBOE Volatility Index
5,000	Expiration: June 2020, Exercise Price: $17.00 (h)	13,755,000	12,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $571,969)		37,250

	PURCHASED CALL OPTIONS - 0.0%
	SPDR S&P 500 ETF Trust
1,000	Expiration: July 2020, Exercise Price: $337	30,432,000	51,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,151,404)		51,000

	TOTAL PURCHASED OPTIONS (Cost - $1,723,373)		88,250

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares			Value
	SHORT TERM INVESTMENTS - 1.2%
	Money Market Funds - 1.2%
5,534,918	First American Treasury Obligations Fund, Class X, 0.10% (d)		$5,534,918
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,534,918)		5,534,918

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.6%
155,572,046	First American Government Obligations Fund, Class Z, 0.04% (d)		155,572,046
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $155,572,046)		155,572,046

	TOTAL INVESTMENTS - 132.4% (Cost - $613,840,741)		631,627,910
	Liabilities in Excess of Other Assets - (32.4)%		(154,393,731)
	NET ASSETS - 100.0%		$477,234,179

Contracts		Notional Value
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% (a)(b)(c)
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% (b)
5,000	CBOE Volatility Index
	Expiration: August 2020, Exercise Price $14	$13,755,000	12,500
600	iShares U.S. Real Estate ETF
	Expiration: June 2020, Exercise Price $50	4,645,200	1,200
10,000	CBOE Volatility Index
	Expiration: June 2020, Exercise Price $15	27,510,000	25,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $466,339)		38,700

	TOTAL OPTIONS WRITTEN (Premiums Received $466,339)		$38,700

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $37,758,000.

(f)	All or a portion of this security is out on loan as of May 31, 2020.

(g)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

(h)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	INVESTMENT COMPANIES - 97.7%
	Exchange Traded Funds - 97.7%
128,356	Invesco QQQ Trust Series 1 (f)	$29,953,156
264,475	Invesco S&P 500 Equal Weight ETF (f)	26,635,277
219,068	iShares Edge MSCI USA Quality Factor ETF	21,052,435
4,552,971	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (e)(i)	416,733,436
2,805,389	SPDR Portfolio Developed World ex-US ETF (f)	75,661,341
1,339,621	SPDR Portfolio Emerging Markets ETF (f)	42,318,627
1,868,850	SPDR Portfolio S&P 500 Growth ETF	80,827,763
2,777,829	SPDR Portfolio S&P 500 Value ETF (f)	82,001,512
451,849	Xtrackers MSCI USA ESG Leaders Equity ETF (f)	12,683,401
276,556	XTrackers Russell 1000 Comprehensive Factor ETF (f)(g)	8,802,777
453,789	XTrackers Russell 1000 US QARP ETF (g)	12,674,327
340,069	Xtrackers S&P 500 ESG ETF (f)(g)	9,066,240
	TOTAL EXCHANGE TRADED FUNDS (Cost - $805,041,419)	818,410,292

	COMMON STOCKS - 1.3%
	Advertising - 0.0% (b)
2,851	Interpublic Group of Cos., Inc.	48,781
509	Omnicom Group, Inc.	27,888
		76,669
	Aerospace/Defense - 0.0% (b)
33	General Dynamics Corp.	4,845
117	Lockheed Martin Corp.	45,448
96	Northrop Grumman Corp.	32,179
17	TransDigm Group, Inc.	7,222
		89,694
	Agriculture - 0.0% (b)
311	Archer-Daniels-Midland Co.	12,225

	Agriculture, Forestry, Fishing and Hunting - 0.0% (b)
452	Corteva, Inc.	12,344

	Airlines - 0.0% (b)
664	Alaska Air Group, Inc.	22,702
1,221	American Airlines Group, Inc. (f)	12,821
172	Delta Air Lines, Inc.	4,336
232	United Airlines Holdings, Inc. (a)(f)	6,505
		46,364
	Apparel - 0.0% (b)
2,756	Capri Holdings, Ltd. (a)	41,450
4,051	Hanesbrands, Inc.	39,943
432	Nike, Inc.	42,587

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
615	PVH Corp.	$27,964
329	Ralph Lauren Corp., Class A	24,843
2,782	Under Armour, Inc., Class A (a)	24,342
110	VF Corp.	6,171
		207,300
	Arts, Entertainment, and Recreation - 0.0% (b)
688	Live Nation Entertainment, Inc. (a)	33,822

	Auto Manufacturers - 0.0% (b)
1,242	Ford Motor Co.	7,092
181	General Motors Co.	4,684
388	PACCAR, Inc.	28,658
		40,434
	Auto Parts & Equipment - 0.0% (b)
156	Aptiv PLC	11,755
1,330	BorgWarner, Inc.	42,759
		54,514
	Banks - 0.0% (b)
188	Bank of New York Mellon Corp.	6,988
72	Capital One Financial Corp.	4,899
567	Citizens Financial Group, Inc.	13,665
633	Comerica, Inc.	23,009
561	Fifth Third Bancorp	10,878
1,712	Huntington Bancshares, Inc.	15,220
909	KeyCorp	10,772
91	M&T Bank Corp.	9,615
165	Northern Trust Corp.	13,037
1,355	Regions Financial Corp.	15,325
407	State Street Corp.	24,811
106	SVB Financial Group (a)	22,763
997	Zions Bancorp NA	32,806
		203,788
	Beverages - 0.0% (b)
40	Constellation Brands, Inc., Class A	6,908
489	Molson Coors Brewing Co.	18,562
124	Monster Beverage Corp. (a)	8,917
		34,387
	Biotechnology - 0.1%
289	Amgen, Inc.	66,383
144	Biogen, Inc. (a)	44,221
723	Gilead Sciences, Inc.	56,271
28	Illumina, Inc. (a)	10,166

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
432	Incyte Corp. (a)	44,025
88	Regeneron Pharmaceuticals, Inc. (a)	$53,927
192	Vertex Pharmaceuticals, Inc. (a)	55,289
		330,282
	Building Materials - 0.0% (b)
467	Fortune Brands Home & Security, Inc.	28,468
238	Johnson Controls International PLC	7,476
82	Martin Marietta Materials, Inc.	15,751
541	Masco Corp.	25,238
143	Vulcan Materials Co.	15,490
		92,423
	Chemicals - 0.1%
138	Air Products & Chemicals, Inc.	33,348
366	Albemarle Corp.	28,006
245	Celanese Corp.	22,028
945	CF Industries Holdings, Inc.	27,755
199	Dow, Inc.	7,681
466	Eastman Chemical Co.	31,725
383	FMC Corp.	37,691
274	International Flavors & Fragrances, Inc.	36,494
197	Linde PLC	39,861
150	LyondellBasell Industries NV, Class A	9,564
2,269	Mosaic Co.	27,432
101	PPG Industries, Inc.	10,269
50	Sherwin-Williams Co.	29,693
		341,547
	Commercial Services - 0.1%
40	Automatic Data Processing, Inc.	5,860
36	Cintas Corp.	8,927
27	Ecolab, Inc. (f)	5,740
105	Equifax, Inc.	16,124
68	FleetCor Technologies, Inc. (a)	16,578
269	Gartner, Inc. (a)	32,737
44	Global Payments, Inc.	7,898
2,792	H&R Block, Inc.	47,464
390	IHS Markit, Ltd.	27,089
139	Moody’s Corp.	37,170
1,927	Nielsen Holdings PLC	26,766
1,424	Quanta Services, Inc.	52,588
869	Robert Half International, Inc.	44,093
924	Rollins, Inc.	38,623
125	S&P Global, Inc.	40,627
211	United Rentals, Inc. (a)	29,306

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
183	Verisk Analytics, Inc.	31,600
1,986	Western Union Co.	$39,760
		508,950
	Computers - 0.1%
421	Apple, Inc.	133,852
211	Cognizant Technology Solutions Corp., Class A	11,183
2,695	DXC Technology Co.	38,296
430	Fortinet, Inc. (a)	59,856
2,120	Hewlett Packard Enterprise Co.	20,585
920	NetApp, Inc.	40,977
722	Seagate Technology PLC	38,295
440	Western Digital Corp.	19,523
		362,567
	Construction - 0.0% (b)
96	Las Vegas Sands Corp.	4,602
10	NVR, Inc. (a)	32,216
		36,818
	Cosmetics/Personal Care - 0.0% (b)
3,772	Coty, Inc., Class A	13,692

	Distribution/Wholesale - 0.0% (b)
157	Copart, Inc. (a)	14,034
785	Fastenal Co.	32,389
887	LKQ Corp. (a)	24,357
66	WW Grainger, Inc.	20,435
		91,215
	Diversified Financial Services - 0.1%
1,191	Alliance Data Systems Corp.	55,179
92	Ameriprise Financial, Inc.	12,886
68	BlackRock, Inc.	35,948
183	CBOE Global Markets, Inc.	19,482
129	Charles Schwab Corp.	4,632
128	CME Group, Inc.	23,373
191	Discover Financial Services	9,074
1,066	Franklin Resources, Inc.	20,115
302	Intercontinental Exchange, Inc.	29,370
2,494	Invesco, Ltd.	19,877
293	Nasdaq, Inc.	34,709
253	Raymond James Financial, Inc.	17,528
493	Synchrony Financial	10,042
235	T. Rowe Price Group, Inc.	28,412
		320,627

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Electric - 0.1%
1,163	AES Corp.	$14,526
360	Alliant Energy Corp.	17,770
378	Ameren Corp.	28,248
62	American Electric Power Co., Inc.	5,285
972	CenterPoint Energy, Inc.	17,282
232	CMS Energy Corp.	13,591
115	Consolidated Edison, Inc.	8,632
88	DTE Energy Co.	9,466
147	Edison International	8,542
93	Entergy Corp.	9,469
262	Evergy, Inc.	16,163
329	Eversource Energy	27,537
134	Exelon Corp.	5,133
225	FirstEnergy Corp.	9,508
219	NextEra Energy, Inc.	55,968
873	NRG Energy, Inc.	31,472
270	Pinnacle West Capital Corp.	21,033
328	PPL Corp.	9,164
177	Public Service Enterprise Group, Inc.	9,034
47	Sempra Energy	5,937
465	Southern Co.	26,538
304	WEC Energy Group, Inc.	27,886
431	Xcel Energy, Inc.	28,028
		406,212
	Electrical Components & Equipment - 0.0% (b)
150	AMETEK, Inc.	13,756
105	Emerson Electric Co.	6,407
145	L3Harris Technologies, Inc.	28,920
1,862	Xerox Holdings Corp.	29,569
		78,652
	Electronics - 0.0% (b)
160	Agilent Technologies, Inc.	14,102
208	Allegion PLC	20,738
178	Amphenol Corp., Class A	17,188
937	Corning, Inc.	21,354
1,198	FLIR Systems, Inc.	55,348
174	Fortive Corp.	10,610
322	Garmin, Ltd.	29,035
304	Keysight Technologies, Inc. (a)	32,872
26	Mettler-Toledo International, Inc. (a)	20,670
372	PerkinElmer, Inc.	37,375
194	TE Connectivity, Ltd.	15,762

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
114	Waters Corp. (a)	$22,783
		297,837
	Engineering & Construction - 0.0% (b)
373	Jacobs Engineering Group, Inc.	31,339

	Environmental Control - 0.0% (b)
969	Pentair PLC	37,927
99	Republic Services, Inc.	8,460
47	Waste Management, Inc.	5,017
		51,404
	Finance and Insurance - 0.0% (b)
145	Aon Plc	28,558
142	First Republic Bank	15,360
110	MarketAxess Holdings, Inc.	55,945
286	WR Berkley Corp.	16,574
		116,437
	Food - 0.0% (b)
748	Campbell Soup Co.	38,133
1,224	Conagra Brands, Inc.	42,583
571	General Mills, Inc.	35,996
57	Hershey Co.	7,734
737	Hormel Foods Corp.	35,988
219	J.M. Smucker Co.	24,951
483	Kellogg Co.	31,545
363	Kraft Heinz Co.	11,060
1,116	Kroger Co.	36,404
231	Lamb Weston Holdings, Inc.	13,874
107	Sysco Corp.	5,902
151	Tyson Foods, Inc., Class A	9,277
		293,447
	Forest Products & Paper - 0.0% (b)
468	International Paper Co.	15,935

	Gas - 0.0% (b)
186	Atmos Energy Corp.	19,117
977	NiSource, Inc.	23,282
		42,399
	Hand/Machine Tools - 0.0% (b)
228	Snap-on, Inc.	29,569
88	Stanley Black & Decker, Inc.	11,040
		40,609

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Healthcare Products - 0.1%
270	ABIOMED, Inc. (a)	$60,453
73	Align Technology, Inc. (a)	17,930
80	Baxter International, Inc.	7,201
55	Cooper Cos., Inc.	17,434
509	Dentsply Sirona, Inc.	23,679
31	Edwards Lifesciences Corp. (a)	6,966
535	Henry Schein, Inc. (a)	32,485
480	Hologic, Inc. (a)	25,440
53	IDEXX Laboratories, Inc. (a)	16,371
213	ResMed, Inc.	34,255
55	Teleflex, Inc.	19,957
190	Thermo Fisher Scientific, Inc.	66,346
198	Varian Medical Systems, Inc. (a)	24,035
67	Zimmer Biomet Holdings, Inc.	8,465
		361,017
	Healthcare Services - 0.0% (b)
578	Centene Corp. (a)	38,292
577	DaVita, Inc. (a)	46,714
51	HCA Healthcare, Inc.	5,452
111	Humana, Inc.	45,582
69	IQVIA Holdings, Inc. (a)	10,317
94	Laboratory Corp. of America Holdings (a)	16,480
192	Quest Diagnostics, Inc.	22,710
370	UnitedHealth Group, Inc.	112,794
188	Universal Health Services, Inc.	19,825
		318,166
	Healthcare-Products - 0.0% (b)
139	Boston Scientific Corp. (a)	5,281

	Home Builders - 0.0% (b)
218	DR Horton, Inc.	12,056
196	Lennar Corp., Class A	11,850
522	PulteGroup, Inc.	17,732
		41,638
	Home Furnishings - 0.0% (b)
1,160	Leggett & Platt, Inc.	35,484
223	Whirlpool Corp.	27,166
		62,650
	Household Products/Wares - 0.0% (b)
230	Avery Dennison Corp.	25,454
218	Church & Dwight Co., Inc.	16,365
194	Clorox Co.	40,013

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
46	Kimberly-Clark Corp.	$6,506
		88,338
	Housewares - 0.0% (b)
2,101	Newell Brands, Inc.	27,628

	Information - 0.0% (b)
97	Paycom Software, Inc. (a)	28,831

	Insurance - 0.0% (b)
177	Aflac, Inc.	6,455
245	Allstate Corp.	23,963
167	American International Group, Inc.	5,020
320	Arthur J Gallagher & Co.	30,170
387	Assurant, Inc.	39,699
165	Cincinnati Financial Corp.	9,727
95	Everest Re Group Ltd.	18,849
255	Globe Life, Inc.	19,640
269	Hartford Financial Services Group, Inc.	10,300
544	Lincoln National Corp.	20,634
400	Loews Corp.	13,296
48	Marsh & McLennan Cos., Inc.	5,084
141	MetLife, Inc.	5,077
432	Principal Financial Group, Inc.	16,684
399	Progressive Corp.	30,994
104	Prudential Financial, Inc.	6,340
69	Travelers Cos., Inc.	7,382
2,121	Unum Group	32,133
		301,447
	Internet - 0.1%
49	Amazon.com, Inc. (a)	119,676
642	eBay, Inc.	29,237
167	Expedia Group, Inc.	13,273
497	F5 Networks, Inc. (a)	72,025
182	Netflix, Inc. (a)	76,391
631	Twitter, Inc. (a)	19,542
109	VeriSign, Inc. (a)	23,872
		354,016
	Iron/Steel - 0.0% (b)
469	Nucor Corp.	19,820

	Leisure Time - 0.0% (b)
200	Carnival Corp. (f)	3,148
1,626	Harley-Davidson, Inc.	34,699

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
801	Norwegian Cruise Line Holdings, Ltd. (a)	$12,543
156	Royal Caribbean Cruises, Ltd.	8,092
		58,482
	Lodging - 0.0% (b)
96	Hilton Worldwide Holdings, Inc.	7,614
51	Marriott International, Inc.	4,513
682	MGM Resorts International	11,717
185	Wynn Resorts, Ltd.	15,407
		39,251
	Machinery - Diversified - 0.0% (b)
77	Cummins, Inc.	13,059
34	Deere & Co.	5,172
165	Dover Corp.	16,046
1,249	Flowserve Corp.	32,599
150	Rockwell Automation, Inc.	32,424
22	Roper Technologies, Inc.	8,664
291	Wabtec Corp.	17,771
229	Xylem, Inc.	15,192
		140,927
	Manufacturing - 0.0% (b)
1,895	Amcor Plc	19,348
163	Arconic Corp. (a)	2,359
655	Howmet Aerospace, Inc.	8,567
230	IDEX Corp.	36,655
493	Ingersoll Rand, Inc. (a)	13,903
472	Raytheon Technologies Corp.	30,453
135	STERIS Plc	22,395
65	Trane Technologies Plc	5,864
185	Zebra Technologies Corp. (a)	48,344
		187,888
	Media - 0.0% (b)
118	Charter Communications, Inc., Class A (a)	64,192
1,582	Discovery, Inc., Class A (a)(f)	34,408
841	DISH Network Corp., Class A (a)	26,618
		125,218
	Mining - 0.0% (b)
1,733	Freeport-McMoRan, Inc.	15,718
705	Newmont Goldcorp Corp.	41,222
		56,940
	Miscellaneous Manufacturing - 0.0% (b)
1,060	AO Smith Corp.	50,350
293	Eaton Corp PLC	24,876

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
177	Illinois Tool Works, Inc.	$30,525
60	Parker-Hannifin Corp.	10,798
674	Textron, Inc.	20,874
		137,423
	Oil & Gas - 0.1%
2,143	Apache Corp.	23,123
3,875	Cabot Oil & Gas Corp.	76,880
354	Chevron Corp.	32,462
2,124	Cimarex Energy Co.	55,819
504	Concho Resources, Inc.	27,478
94	ConocoPhillips	3,965
2,372	Devon Energy Corp.	25,641
408	Diamondback Energy, Inc.	17,373
113	EOG Resources, Inc.	5,760
1,680	Helmerich & Payne, Inc.	33,818
287	Hess Corp.	13,624
1,248	HollyFrontier Corp.	39,249
4,585	Marathon Oil Corp.	24,484
156	Marathon Petroleum Corp.	5,482
2,504	Noble Energy, Inc.	21,860
240	Occidental Petroleum Corp. (a)	3,108
97	Phillips 66	7,591
254	Pioneer Natural Resources Co.	23,266
128	Valero Energy Corp.	8,530
		449,513
	Oil & Gas Services - 0.0% (b)
1,302	Baker Hughes & GE Co., Class A	21,496
922	Halliburton Co.	10,833
1,816	National Oilwell Varco, Inc.	22,646
243	Schlumberger, Ltd.	4,488
2,714	TechnipFMC PLC	20,084
		79,547
	Packaging & Containers - 0.0% (b)
401	Ball Corp.	28,575
335	Packaging Corp of America	33,972
1,707	Sealed Air Corp.	54,795
877	Westrock Co.	24,609
		141,951
	Pharmaceuticals - 0.0% (b)
174	AmerisourceBergen Corp.	16,589
1,173	Bristol-Myers Squibb Co.	70,051
333	Cardinal Health, Inc.	18,212
200	Cigna Corp.	39,464

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
504	Eli Lilly & Co.	$77,087
68	McKesson Corp.	10,789
1,537	Mylan NV (a)	26,237
644	Perrigo Co. PLC	35,272
36	Zoetis, Inc., Class A	5,018
		298,719
	Pipelines - 0.0% (b)
1,330	Kinder Morgan, Inc.	21,014
132	ONEOK, Inc.	4,843
1,372	Williams Cos., Inc.	28,030
		53,887
	Professional, Scientific, and Technical Services - 0.0% (b)
213	CDW Corp/DE	23,624
130	ServiceNow, Inc. (a)	50,431
		74,055
	Real Estate - 0.0% (b)
260	CBRE Group, Inc., Class A (a)	11,435

	Real Estate Investment Trusts - 0.1%
189	Alexandria Real Estate Equities, Inc.	29,053
691	Apartment Investment & Management Co.	25,477
99	Boston Properties, Inc.	8,512
241	Crown Castle International Corp.	41,491
249	Digital Realty Trust, Inc.	35,747
997	Duke Realty Corp.	34,377
65	Equinix, Inc.	45,346
251	Federal Realty Investment Trust	20,057
449	Healthpeak Properties, Inc.	11,063
1,665	Host Hotels & Resorts, Inc.	19,880
941	Iron Mountain, Inc.	24,240
1,978	Kimco Realty Corp.	21,976
346	Prologis, Inc.	31,659
136	Realty Income Corp.	7,522
461	Regency Centers Corp.	19,726
52	Simon Property Group, Inc.	3,000
486	SL Green Realty Corp.	20,470
407	UDR, Inc.	15,051
431	Vornado Realty Trust	15,607
204	American Tower Corp.	52,667
44	AvalonBay Communities, Inc.	6,865
113	Equity Residential	6,843
44	Essex Property Trust, Inc.	10,682
197	Extra Space Storage, Inc.	19,060

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
126	Mid-America Apartment Communities, Inc.	$14,661
34	Public Storage	6,893
120	SBA Communications Corp.	37,696
212	Ventas, Inc.	7,409
103	Welltower, Inc.	5,219
480	Weyerhaeuser Co.	9,691
		607,940
	Retail - 0.1%
208	Advance Auto Parts, Inc.	28,979
24	AutoZone, Inc. (a)	27,549
346	Best Buy Co., Inc.	27,019
185	CarMax, Inc. (a)	16,289
33	Chipotle Mexican Grill, Inc. (a)	33,129
191	Costco Wholesale Corp.	58,918
172	Darden Restaurants, Inc.	13,220
208	Dollar General Corp.	39,834
144	Dollar Tree, Inc. (a)	14,093
2,963	Gap, Inc.	26,371
212	Genuine Parts Co.	17,683
230	Home Depot, Inc.	57,150
991	Kohl’s Corp.	19,047
1,797	L Brands, Inc.	29,093
214	Lowe’s Cos., Inc.	27,895
4,017	Macy’s, Inc. (f)	25,548
175	McDonald’s Corp.	32,606
1,219	Nordstrom, Inc. (f)	19,662
62	O’Reilly Automotive, Inc. (a)	25,869
53	Ross Stores, Inc.	5,139
334	Starbucks Corp.	26,049
1,605	Tapestry, Inc.	21,828
280	Target Corp.	34,252
387	Tractor Supply Co.	47,222
61	Ulta Beauty, Inc. (a)	14,885
907	Walmart, Inc.	112,522
93	Yum! Brands, Inc.	8,345
		810,196
	Savings & Loans - 0.0% (b)
2,789	People’s United Financial, Inc.	31,934

	Semiconductors - 0.1%
963	Advanced Micro Devices, Inc. (a)	51,809
101	Analog Devices, Inc.	11,408
648	Applied Materials, Inc.	36,405
1,593	Intel Corp.	100,248

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
552	IPG Photonics Corp. (a)	$85,781
141	KLA Corp.	24,810
142	Lam Research Corp.	38,861
550	Maxim Integrated Products, Inc.	31,724
219	Microchip Technology, Inc.	21,028
156	Micron Technology, Inc. (a)	7,474
335	NVIDIA Corp.	118,932
622	Qorvo, Inc. (a)	65,148
66	QUALCOMM, Inc.	5,338
253	Skyworks Solutions, Inc.	29,991
285	Xilinx, Inc.	26,206
		655,163
	Shipbuilding - 0.0% (b)
141	Huntington Ingalls Industries, Inc.	28,185

	Software - 0.1%
733	Activision Blizzard, Inc.	52,761
227	Adobe, Inc. (a)	87,758
512	Akamai Technologies, Inc. (a)	54,170
156	ANSYS, Inc. (a)	44,148
62	Autodesk, Inc. (a)	13,044
328	Broadridge Financial Solutions, Inc.	39,721
584	Cadence Design Systems, Inc. (a)	53,313
191	Cerner Corp.	13,924
477	Citrix Systems, Inc.	70,653
396	Electronic Arts, Inc. (a)	48,661
37	Fidelity National Information Services, Inc.	5,137
56	Fiserv, Inc. (a)	5,979
24	Intuit, Inc.	6,968
333	Jack Henry & Associates, Inc.	60,226
452	Leidos Holdings, Inc.	47,591
685	Microsoft Corp.	125,526
112	MSCI, Inc.	36,831
192	Paychex, Inc.	13,878
278	Synopsys, Inc. (a)	50,293
564	Take-Two Interactive Software, Inc. (a)	76,800
		907,382
	Telecommunications - 0.0% (b)
149	Arista Networks, Inc. (a)	34,785
3,426	CenturyLink, Inc.	33,678
2,926	Juniper Networks, Inc.	70,985
91	Motorola Solutions, Inc.	12,315

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares			Value
684	T-Mobile US, Inc. (a)		$68,427
			220,190
	Textiles - 0.0% (b)
234	Mohawk Industries, Inc. (a)		21,809

	Toys/Games/Hobbies - 0.0% (b)
278	Hasbro, Inc.		20,436

	Transportation - 0.0% (b)
435	CH Robinson Worldwide, Inc.		35,291
67	CSX Corp.		4,796
334	Expeditors International of Washington, Inc.		25,508
51	FedEx Corp.		6,659
387	JB Hunt Transport Services, Inc.		46,312
222	Kansas City Southern		33,415
30	Norfolk Southern Corp.		5,349
			157,330
	Transportation and Warehousing - 0.0% (b)
246	Old Dominion Freight Line, Inc.		42,088

	Water - 0.0% (b)
232	American Water Works Co., Inc.		29,464

	Wholesale Trade - 0.0% (b)
170	DuPont de Nemours, Inc.		8,624

	TOTAL COMMON STOCKS (Cost - $12,352,400)		11,288,742

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3%
	PURCHASED PUT OPTIONS - 0.3% (a)(c)
	CBOE Volatility Index
15,000	Expiration: August 2020, Exercise Price: $15	$41,265,000	37,500
5,000	Expiration: August 2020, Exercise Price: $16	13,755,000	37,500
	iPath Series B S&P 500 VIX Short-Term Futures ETN (h)
10,000	Expiration: November 2020, Exercise Price: $20	33,130,000	1,840,000
	iShares U.S. Real Estate ETF (h)
1,400	Expiration: June 2020, Exercise Price: $60	10,838,800	14,000
	CBOE Volatility Index (h)
10,000	Expiration: July 2020, Exercise Price: $16	27,510,000	25,000

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Amount	Value
	CBOE Volatility Index
15,000	Expiration: June 2020, Exercise Price: $14	$41,265,000	$37,500
15,000	Expiration: June 2020, Exercise Price: $17	41,265,000	37,500
	SPDR S&P 500 ETF Trust
4,000	Expiration: June 2020, Exercise Price: $295	121,728,000	42,000
	TOTAL PURCHASED OPTIONS (Cost - $6,426,258)		2,071,000

Shares
	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
7,422,154	First American Treasury Obligations Fund, Class X, 0.10% (d)		7,422,154
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,422,154)		7,422,154

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.3%
136,288,995	First American Government Obligations Fund, Class Z, 0.04% (d)		136,288,995
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $136,288,995)		136,288,995

	TOTAL INVESTMENTS - 116.5% (Cost - $967,531,226)		975,481,183
	Liabilities in Excess of Other Assets - (16.5)%		(137,867,964)
	NET ASSETS - 100.0%		$837,613,219

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)% (a)(c)
40,000	CBOE Volatility Index
	Expiration: August 2020, Exercise Price $13	$82,530,000	$75,000
	Expiration: August 2020, Exercise Price $14	27,510,000	25,000
11,348	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration: October 2020, Exercise Price $21	33,130,000	1,475,000
	Expiration: November 2020, Exercise Price $13	4,465,924	35,048
1,400	iShares U.S. Real Estate ETF
	Expiration: June 2020, Exercise Price $50	10,838,800	2,800
20,000	CBOE Volatility Index
	Expiration: July 2020, Exercise Price $14	55,020,000	50,000
30,000	CBOE Volatility Index
	Expiration: June 2020, Exercise Price $15	82,530,000	75,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $3,989,795)		1,737,848

	TOTAL OPTIONS WRITTEN (Premiums Received $3,989,795)		$1,737,848

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $48,510,900.

(f)	All or a portion of this security is out on loan as of May 31, 2020.

(g)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

(h)	Held in connection with a written option, see Schedule of Written Options for more details.

(i)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	INVESTMENT COMPANIES - 99.3%
	Exchange Traded Funds - 99.3%
249,803	Columbia Diversified Fixed Income Allocation ETF	$5,225,879
539,479	First Trust TCW Opportunistic Fixed Income ETF	29,331,473
1,239,890	Invesco Preferred ETF	17,829,618
146,992	iShares 7-10 Year Treasury Bond ETF	17,924,204
170,967	iShares 20+ Year Treasury Bond ETF	27,968,492
262,963	iShares Core U.S. Aggregate Bond ETF	30,937,597
135,692	iShares iBoxx Investment Grade Corporate Bond ETF	17,914,058
169,399	Janus Henderson Mortgage-Backed Securities ETF	9,095,879
136,150	SPDR Bloomberg Barclays Convertible Securities ETF	7,736,043
1,006,050	SPDR Portfolio Aggregate Bond ETF	30,885,735
359,330	SPDR Portfolio Intermediate Term Corporate Bond ETF	12,935,880
121,600	Vanguard Total International Bond ETF (b)	6,988,352
711,422	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (b)	38,046,849
78,296	X-Trackers Short Duration High Yield Bond ETF (c)	3,518,098
	TOTAL EXCHANGE TRADED FUNDS (Cost - $247,634,907)	256,338,157

	SHORT TERM INVESTMENTS - 0.8%
	Money Market Funds - 0.8%
2,154,349	First American Treasury Obligations Fund, Class X, 0.10% (a)	2,154,349
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,154,349)	2,154,349

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
6,766,500	First American Government Obligations Fund, Class Z, 0.04% (a)	6,766,500
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $6,766,500)	6,766,500

	TOTAL INVESTMENTS - 102.7% (Cost - $256,555,756)	265,259,006
	Liabilities in Excess of Other Assets - (2.7)%	(6,998,489)
	NET ASSETS - 100.0%	$258,260,517

Percentages are stated as a percent of net assets.

(a)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(b)	All or a portion of this security is out on loan as of May 31, 2020.

(c)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	COMMON STOCKS - 91.5%
	Aerospace/Defense - 3.1%
19,668	General Dynamics Corp.	$2,887,852
3,995	Northrop Grumman Corp.	1,339,124
		4,226,976
	Agriculture - 1.9%
35,372	Philip Morris International, Inc.	2,594,890

	Banks - 1.6%
80,409	Wells Fargo & Co.	2,128,426

	Beverages - 3.6%
63,016	Coca-Cola Co.	2,941,587
11,978	Constellation Brands, Inc., Class A	2,068,601
		5,010,188
	Biotechnology - 1.0%
5,695	Amgen, Inc.	1,308,142

	Chemicals - 1.5%
70,268	CF Industries Holdings, Inc.	2,063,771

	Computers - 3.1%
13,598	Accenture PLC, Class A	2,741,629
28,837	Cognizant Technology Solutions Corp., Class A	1,528,361
		4,269,990
	Cosmetics/Personal Care - 2.5%
62,305	Unilever PLC, ADR (e)	3,367,585

	Diversified Financial Services - 1.8%
13,683	CME Group, Inc.	2,498,516

	Electric - 5.8%
28,559	American Electric Power Co., Inc.	2,434,655
16,701	Dominion Energy, Inc.	1,419,752
15,839	Duke Energy Corp.	1,356,293
64,131	FirstEnergy Corp.	2,710,176
		7,920,876
	Electrical Components & Equipment - 1.4%
9,313	L3Harris Technologies, Inc.	1,857,478

	Electronics - 2.2%
20,277	Honeywell International, Inc.	2,957,400

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Finance and Insurance - 1.5%
32,439	Royal Bank of Canada (e)	$2,103,669

	Healthcare Products - 1.1%
16,426	Abbott Laboratories	1,559,156

	Healthcare Services - 1.8%
7,097	Anthem, Inc.	2,087,299
1,203	UnitedHealth Group, Inc.	366,734
		2,454,033
	Household Products/Wares - 1.5%
14,267	Kimberly-Clark Corp.	2,017,925

	Information - 1.0%
59,211	RELX Plc, ADR	1,379,024

	Insurance - 4.0%
22,775	Chubb, Ltd. (g)	2,777,183
25,331	Marsh & McLennan Cos., Inc.	2,683,060
		5,460,243
	Manufacturing - 11.0%
16,577	AstraZeneca Plc, ADR	905,104
103,425	BAE Systems Plc, ADR	2,542,187
52,054	British American Tobacco Plc, ADR	2,086,324
76,654	Bunge, Ltd.	2,991,039
24,335	Nestle SA, ADR	2,628,910
49,303	Smith & Nephew Plc, ADR	2,012,056
29,386	Toro Co/The	2,088,463
		15,254,083
	Media - 2.1%
72,572	Comcast Corp., Class A	2,873,851

	Miscellaneous Manufacturing - 2.1%
18,633	3M Co.	2,914,947

	Oil & Gas - 1.5%
55,272	Total SA, ADR	2,077,122

	Pharmaceuticals - 18.7%
38,119	AbbVie, Inc.	3,532,488
207,825	Bayer AG, ADR	3,553,787
64,512	Cardinal Health, Inc.	3,528,161
27,013	CVS Health Corp.	1,771,243

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
21,104	Johnson & Johnson	$3,139,220
45,724	Merck & Co., Inc.	3,690,841
30,570	Novartis AG, ADR	2,672,735
70,006	Pfizer, Inc.	2,673,529
29,772	Roche Holding AG, ADR	1,290,616
		25,852,620
	Retail - 1.6%
8,647	Home Depot, Inc.	2,148,607

	Semiconductors - 2.6%
14,085	Intel Corp.	886,369
32,768	QUALCOMM, Inc.	2,650,276
		3,536,645
	Software - 1.9%
49,142	Oracle Corp.	2,642,365

	Telecommunications - 6.1%
95,079	AT&T, Inc.	2,934,138
70,001	Cisco Systems, Inc.	3,347,448
35,880	Verizon Communications, Inc.	2,058,794
		8,340,380
	Transportation - 1.5%
11,884	Union Pacific Corp.	2,018,616

	Transportation and Warehousing - 2.0%
31,635	Canadian National Railway Co.	2,721,875

	TOTAL COMMON STOCKS (Cost - $124,579,899)	125,559,399

	CONVERTIBLE PREFERRED STOCKS - 0.4%
	Manufacturing - 0.4%
2,600	Energizer Holdings, Inc. Series A, 7.5%	243,334
5,150	International Flavors & Fragrances, Inc., 6.0%	247,406
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $449,876)	490,740

	PREFERRED STOCKS - 0.2%
	Manufacturing - 0.1%
9,473	Pitney Bowes, Inc., 6.7%	160,946

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares			Value
	Mining, Quarrying, and Oil and Gas Extraction - 0.1%
8,735	Chesapeake Energy Corp., 4.5% (e)		$27,253
12,483	Nabors Industries, Ltd. Series A, 6.0% (e)		80,141
			107,394
	Real Estate Investment Trusts - 0.0% (b)
21,147	CBL & Associates Properties, Inc., Series E, 6.6% (e)		14,864

	TOTAL PREFERRED STOCKS (Cost - $635,371)		283,204

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1%
	PURCHASED PUT OPTIONS - 0.1% (a)(c)
	INVESCO QQQ TR UNIT SER 1
200	Expiration: June 2020, Exercise Price: $223	$4,667,200	46,000
	CBOE Volatility Index
2,500	Expiration: June 2020, Exercise Price: $17 (f)	6,877,500	6,250
	SPDR S&P 500 ETF Trust
120	Expiration: June 2020, Exercise Price: $288	3,651,840	31,200
	TOTAL PURCHASED OPTIONS (Cost - $317,407)		83,450

Shares
	SHORT TERM INVESTMENTS - 3.1%
	Money Market Funds - 3.1%
4,315,142	First American Treasury Obligations Fund, Class X, 0.10% (d)		4,315,142
	TOTAL SHORT TERM INVESTMENTS (Cost - $4,315,142)		4,315,142

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
4,177,185	First American Government Obligations Fund, Class Z, 0.04% (d)		4,177,185
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $4,177,185)		4,177,185

	TOTAL INVESTMENTS - 98.3% (Cost - $134,474,880)		134,909,120
	Other Assets in Excess of Liabilities - 1.7%		2,384,767
	NET ASSETS - 100.0%		$137,293,887

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% (a)(b)(c)
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% (b)
5,000	CBOE Volatility Index
	Expiration: June 2020, Exercise Price $15	$13,755,000	$12,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $170,941)		12,500

	TOTAL OPTIONS WRITTEN (Premiums Received $170,941)		$12,500

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; rate reflects seven-day yield on May 31, 2020.

(e)	All or a portion of this security is out on loan as of May 31, 2020.

(f)	Held in connection with a written option, see Schedule of Written Options for more details.

(g)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $859,700.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	COMMON STOCKS - 101.3%
	Aerospace/Defense - 1.3%
4,246	Boeing Co. (e)	$619,279
2,197	General Dynamics Corp.	322,586
2,146	Lockheed Martin Corp.	833,592
1,271	Northrop Grumman Corp.	426,039
402	TransDigm Group, Inc.	170,778
		2,372,274
	Agriculture - 0.8%
14,150	Altria Group, Inc.	552,558
4,216	Archer-Daniels-Midland Co.	165,731
11,859	Philip Morris International, Inc. (e)	869,976
		1,588,265
	Agriculture, Forestry, Fishing and Hunting - 0.1%
5,629	Corteva, Inc.	153,728

	Airlines - 0.1%
4,830	Delta Air Lines, Inc.	121,764
3,871	Southwest Airlines Co.	124,259
		246,023
	Apparel - 0.7%
11,625	Nike, Inc., Class B (e)	1,145,993
3,012	VF Corp.	168,973
		1,314,966
	Auto Manufacturers - 0.3%
30,196	Ford Motor Co.	172,419
10,936	General Motors Co.	283,024
2,614	PACCAR, Inc.	193,070
		648,513
	Auto Parts & Equipment - 0.1%
1,889	Aptiv PLC	142,336

	Banks - 4.2%
65,988	Bank of America Corp. (e)	1,591,631
6,774	Bank of New York Mellon Corp.	251,790
3,526	Capital One Financial Corp.	239,909
15,796	Citigroup, Inc. (e)	756,786
5,366	Fifth Third Bancorp	104,047
2,703	Goldman Sachs Group, Inc.	531,112
22,895	JPMorgan Chase & Co. (e)	2,227,912
8,258	KeyCorp	97,857
991	M&T Bank Corp.	104,709

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
12,044	Morgan Stanley	$532,345
1,597	Northern Trust Corp.	126,179
3,176	PNC Financial Services Group, Inc.	362,191
2,711	State Street Corp.	165,263
30,838	Wells Fargo & Co. (e)	816,282
		7,908,013
	Beverages - 2.0%
3,496	Brown-Forman Corp., Class B	230,491
32,840	Coca-Cola Co. (e)	1,532,971
1,423	Constellation Brands, Inc., Class A	245,752
4,043	Monster Beverage Corp. (a)	290,732
10,432	PepsiCo, Inc. (e)	1,372,330
		3,672,276
	Biotechnology - 2.0%
4,434	Amgen, Inc. (e)	1,018,490
1,247	Biogen, Inc. (a)	382,941
9,504	Gilead Sciences, Inc.	739,696
1,102	Illumina, Inc.(a)	400,081
1,617	Incyte Corp. (a)	164,789
814	Regeneron Pharmaceuticals, Inc. (a)	498,827
1,930	Vertex Pharmaceuticals, Inc. (a)	555,763
		3,760,587
	Building Materials - 0.3%
5,795	Johnson Controls International PLC	182,021
471	Martin Marietta Materials, Inc.	90,474
2,202	Masco Corp.	102,723
990	Vulcan Materials Co.	107,237
		482,455
	Chemicals - 1.3%
1,662	Air Products & Chemicals, Inc.	401,622
5,498	Dow, Inc.	212,223
1,013	FMC Corp.	99,689
798	International Flavors & Fragrances, Inc.	106,286
3,998	Linde PLC	808,955
2,489	LyondellBasell Industries NV, Class A	158,699
1,776	PPG Industries, Inc.	180,566
684	Sherwin-Williams Co.	406,193
		2,374,233
	Commercial Services - 2.4%
3,233	Automatic Data Processing, Inc.	473,602
778	Cintas Corp.	192,913
2,172	Ecolab, Inc. (f)	461,724

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
928	Equifax, Inc.	$142,504
2,222	Global Payments, Inc.	398,827
3,012	IHS Markit, Ltd.	209,213
1,408	Moody’s Corp.	376,513
8,835	PayPal Holdings, Inc. (a)	1,369,513
2,427	Rollins, Inc.	101,449
1,814	S&P Global, Inc.	589,586
1,215	Verisk Analytics, Inc.	209,806
		4,525,650
	Computers - 6.8%
4,789	Accenture PLC, Class A	965,558
32,695	Apple, Inc. (e)	10,395,048
4,134	Cognizant Technology Solutions Corp., Class A	219,102
1,285	Fortinet, Inc. (a)	178,872
10,956	HP, Inc.	165,874
6,513	International Business Machines Corp. (e)	813,474
		12,737,928
	Construction - 0.2%
5,758	Las Vegas Sands Corp.	276,039
30	NVR, Inc. (a)	96,648
		372,687
	Cosmetics/Personal Care - 1.7%
6,431	Colgate-Palmolive Co.	465,154
2,717	Estee Lauder Cos., Inc., Class A	536,526
18,493	Procter & Gamble Co. (e)	2,143,709
		3,145,389
	Distribution/Wholesale - 0.2%
1,742	Copart, Inc. (a)	155,717
4,328	Fastenal Co.	178,573
404	WW Grainger, Inc. (f)	125,087
		459,377
	Diversified Financial Services - 4.4%
6,046	American Express Co.	574,793
951	Ameriprise Financial, Inc.	133,207
1,162	BlackRock, Inc. (e)	614,280
848	CBOE Global Markets, Inc.	90,278
9,568	Charles Schwab Corp.	343,587
2,689	CME Group, Inc.	491,011
2,509	Discover Financial Services	119,203
4,107	Intercontinental Exchange, Inc.	399,406
7,541	MasterCard, Inc., Class A (e)	2,269,011
1,244	Nasdaq, Inc.	147,364

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,760	T. Rowe Price Group, Inc.	$212,784
14,737	Visa, Inc., Class A (e)	2,877,252
		8,272,176
	Electric - 3.0%
1,840	Alliant Energy Corp.	90,822
1,842	Ameren Corp.	137,653
3,726	American Electric Power Co., Inc.	317,641
2,148	CMS Energy Corp.	125,830
2,523	Consolidated Edison, Inc.	189,376
6,362	Dominion Energy, Inc.	540,834
1,453	DTE Energy Co.	156,299
5,554	Duke Energy Corp.	475,589
2,732	Edison International	158,757
1,526	Entergy Corp.	155,377
2,499	Eversource Energy	209,166
7,413	Exelon Corp.	283,992
4,087	FirstEnergy Corp.	172,717
3,684	NextEra Energy, Inc.	941,483
5,831	PPL Corp.	162,918
3,818	Public Service Enterprise Group, Inc.	194,871
2,209	Sempra Energy	279,019
7,940	Southern Co.	453,136
2,383	WEC Energy Group, Inc.	218,593
3,973	Xcel Energy, Inc.	258,364
		5,522,437
	Electrical Components & Equipment - 0.4%
1,723	AMETEK, Inc.	158,016
4,602	Emerson Electric Co.	280,814
1,644	L3Harris Technologies, Inc.	327,896
		766,726
	Electronics - 1.0%
2,328	Agilent Technologies, Inc.	205,190
2,235	Amphenol Corp., Class A	215,811
2,531	Fortive Corp.	154,340
1,433	Garmin, Ltd.	129,214
5,322	Honeywell International, Inc.	776,214
181	Mettler-Toledo International, Inc. (a)	143,895
2,521	TE Connectivity, Ltd.	204,831
		1,829,495
	Engineering & Construction - 0.1%
1,082	Jacobs Engineering Group, Inc.	90,910

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Environmental Control - 0.3%
2,411	Republic Services, Inc.	$206,044
3,185	Waste Management, Inc.	339,999
		546,043
	Finance and Insurance - 0.6%
1,755	Aon PLC, Class A	345,647
1,296	First Republic Bank	140,189
286	MarketAxess Holdings, Inc.	145,457
10,259	Truist Financial Corp.	377,326
1,596	WR Berkley Corp.	92,488
		1,101,107
	Food - 1.3%
4,558	General Mills, Inc.	287,336
1,578	Hershey Co.	214,103
4,043	Hormel Foods Corp.	197,420
2,558	Kellogg Co.	167,063
9,194	Kraft Heinz Co.	280,141
5,809	Kroger Co.	189,490
1,009	McCormick & Co., Inc., Non-voting shares	176,736
10,714	Mondelez International, Inc., Class A	558,414
3,754	Sysco Corp.	207,071
2,750	Tyson Foods, Inc., Class A	168,960
		2,446,734
	Forest Products & Paper - 0.1%
2,989	International Paper Co.	101,775

	Gas - 0.1%
929	Atmos Energy Corp.	95,483
3,373	NiSource, Inc.	80,378
		175,861
	Hand/Machine Tools - 0.1%
1,150	Stanley Black & Decker, Inc.	144,267

	Healthcare Products - 4.1%
13,169	Abbott Laboratories (e)	1,250,001
3,811	Baxter International, Inc.	343,028
2,033	Becton Dickinson & Co.	502,009
10,625	Boston Scientific Corp. (a)	403,644
402	Cooper Cos., Inc.	127,426
5,205	Danaher Corp.	867,205
1,549	Edwards Lifesciences Corp. (a)	348,091
638	IDEXX Laboratories, Inc. (a)	197,065
870	Intuitive Surgical, Inc. (a)	504,626

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
10,194	Medtronic PLC (e)	$1,004,925
1,085	ResMed, Inc.	174,490
2,827	Stryker Corp.	553,329
348	Teleflex, Inc.	126,275
2,970	Thermo Fisher Scientific, Inc.	1,037,094
1,552	Zimmer Biomet Holdings, Inc.	196,080
		7,635,288
	Healthcare Services - 2.1%
1,919	Anthem, Inc.	564,397
4,425	Centene Corp. (a)	293,156
2,568	HCA Healthcare, Inc.	274,519
995	Humana, Inc.	408,597
1,455	IQVIA Holdings, Inc. (a)	217,552
7,108	UnitedHealth Group, Inc. (e)	2,166,874
		3,925,095
	Home Builders - 0.2%
2,751	DR Horton, Inc.	152,130
2,263	Lennar Corp., Class A	136,821
		288,951
	Household Products/Wares - 0.3%
937	Clorox Co.	193,256
2,548	Kimberly-Clark Corp.	360,389
		553,645
	Insurance - 3.3%
5,486	Aflac, Inc.	200,074
2,370	Allstate Corp.	231,810
6,581	American International Group, Inc.	197,825
1,436	Arthur J Gallagher & Co.	135,386
18,358	Berkshire Hathaway, Inc., Class B (a) (e)	3,406,877
3,438	Chubb Ltd.	419,230
1,221	Cincinnati Financial Corp.	71,978
2,727	Hartford Financial Services Group, Inc.	104,417
2,536	Loews Corp.	84,297
3,803	Marsh & McLennan Cos., Inc.	402,814
6,914	MetLife, Inc.	248,973
4,428	Progressive Corp.	343,967
3,011	Prudential Financial, Inc.	183,550
1,949	Travelers Cos., Inc.	208,504
		6,239,702
	Internet - 12.6%
5,140	Alphabet, Inc., Class A (a) (e)	7,368,293
3,666	Amazon.com, Inc. (a) (e)	8,953,729

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
308	Booking Holdings, Inc. (a)	$504,941
5,998	eBay, Inc.	273,149
21,138	Facebook, Inc., Class A (a) (e)	4,757,952
3,210	Netflix, Inc. (a) (e)	1,347,333
856	VeriSign, Inc. (a)	187,473
		23,392,870
	Iron/Steel - 0.1%
2,373	Nucor Corp.	100,283

	Lodging - 0.2%
2,065	Hilton Worldwide Holdings, Inc.	163,775
2,426	Marriott International, Inc., Class A	214,701
		378,476
	Machinery - Construction & Mining - 0.3%
4,143	Caterpillar, Inc.	497,699

	Machinery - Diversified - 0.7%
1,117	Cummins, Inc.	189,443
2,367	Deere & Co.	360,068
1,083	Dover Corp.	105,322
874	Rockwell Automation, Inc.	188,924
794	Roper Technologies, Inc.	312,677
1,333	Xylem, Inc.	88,431
		1,244,865
	Manufacturing - 0.6%
12,140	Amcor PLC	123,950
571	IDEX Corp.	91,000
3,251	Ingersoll Rand, Inc. (a)	91,678
11,318	Raytheon Technologies Corp. (e)	730,237
1,800	Trane Technologies PLC	162,378
		1,199,243
	Media - 2.2%
1,988	Charter Communications, Inc., Class A (a)	1,081,472
34,201	Comcast Corp., Class A (e)	1,354,360
13,491	Walt Disney Co. (e)	1,582,494
		4,018,326
	Mining - 0.2%
11,474	Freeport-McMoRan, Inc.	104,069
6,022	Newmont Goldcorp Corp.	352,107
		456,176

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Miscellaneous Manufacturing - 1.0%
4,328	3M Co. (e)	$677,072
3,081	Eaton Corp PLC	261,577
65,555	General Electric Co.	430,697
2,374	Illinois Tool Works, Inc.	409,420
965	Parker-Hannifin Corp.	173,671
		1,952,437
	Oil & Gas - 2.3%
13,975	Chevron Corp. (e)	1,281,507
1,700	Concho Resources, Inc.	92,684
8,176	ConocoPhillips	344,864
4,382	EOG Resources, Inc.	223,351
31,797	Exxon Mobil Corp. (e)	1,445,810
2,359	Hess Corp.	111,982
4,979	Marathon Petroleum Corp.	174,962
7,038	Occidental Petroleum Corp.	91,142
3,300	Phillips 66	258,258
1,190	Pioneer Natural Resources Co.	109,004
3,093	Valero Energy Corp.	206,117
		4,339,681
	Oil & Gas Services - 0.2%
7,655	Baker Hughes & GE Co., Class A	126,384
10,329	Schlumberger, Ltd.	190,777
		317,161
	Packaging & Containers - 0.1%
2,433	Ball Corp.	173,376

	Pharmaceuticals - 6.1%
11,153	AbbVie, Inc. (e)	1,033,548
1,578	AmerisourceBergen Corp.	150,447
17,060	Bristol-Myers Squibb Co.	1,018,823
2,832	Cigna Corp.	558,810
9,866	CVS Health Corp.	646,914
7,282	Eli Lilly & Co. (e)	1,113,782
19,729	Johnson & Johnson (e)	2,934,689
1,233	McKesson Corp.	195,640
18,998	Merck & Co., Inc. (e)	1,533,519
41,859	Pfizer, Inc. (e)	1,598,595
3,549	Zoetis, Inc., Class A	494,695
		11,279,462
	Pipelines - 0.3%
17,056	Kinder Morgan, Inc.	269,485
3,208	ONEOK, Inc.	117,702

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
9,101	Williams Cos., Inc.	$185,933
		573,120
	Professional, Scientific, and Technical Services - 0.3%
1,374	ServiceNow, Inc. (a)	533,016

	Real Estate - 0.1%
2,533	CBRE Group, Inc., Class A (a)	111,401

	Real Estate Investment Trusts - 2.7%
944	Alexandria Real Estate Equities, Inc.	145,112
3,300	American Tower Corp.	851,961
1,057	AvalonBay Communities, Inc.	164,903
1,165	Boston Properties, Inc.	100,167
3,109	Crown Castle International Corp.	535,245
1,962	Digital Realty Trust, Inc.	281,665
2,768	Duke Realty Corp.	95,441
625	Equinix, Inc.	436,019
2,779	Equity Residential	168,296
494	Essex Property Trust, Inc.	119,929
971	Extra Space Storage, Inc.	93,944
3,801	Healthpeak Properties, Inc.	93,656
848	Mid-America Apartment Communities, Inc.	98,673
5,407	Prologis, Inc.	494,740
1,311	Public Storage	265,792
2,559	Realty Income Corp.	141,538
840	SBA Communications Corp.	263,869
2,247	Simon Property Group, Inc.	129,652
2,390	UDR, Inc.	88,382
3,080	Ventas, Inc.	107,646
3,021	Welltower, Inc.	153,074
5,616	Weyerhaeuser Co.	113,387
		4,943,091
	Retail - 6.0%
178	AutoZone, Inc. (a)	204,319
1,927	Best Buy Co., Inc.	150,480
1,358	CarMax, Inc. (a)	119,572
207	Chipotle Mexican Grill, Inc. (a)	207,809
3,282	Costco Wholesale Corp.	1,012,399
1,882	Dollar General Corp.	360,422
1,753	Dollar Tree, Inc. (a)	171,566
1,196	Genuine Parts Co.	99,758
8,060	Home Depot, Inc. (e)	2,002,749
5,652	Lowe’s Cos., Inc.	736,738

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
5,549	McDonald’s Corp. (e)	$1,033,890
563	O’Reilly Automotive, Inc. (a)	234,906
2,648	Ross Stores, Inc.	256,750
8,721	Starbucks Corp.	680,151
3,749	Target Corp.	458,615
8,952	TJX Cos., Inc.	472,308
912	Tractor Supply Co.	111,282
422	Ulta Beauty, Inc. (a)	102,972
21,035	Walmart, Inc. (e)	2,609,602
2,254	Yum! Brands, Inc.	202,251
		11,228,539
	Semiconductors - 4.5%
8,469	Advanced Micro Devices, Inc. (a)	455,632
2,726	Analog Devices, Inc.	307,902
6,806	Applied Materials, Inc.	382,361
2,983	Broadcom, Inc. (e)	868,858
31,600	Intel Corp. (e)	1,988,588
1,166	KLA Corp.	205,169
1,087	Lam Research Corp.	297,479
1,781	Microchip Technology, Inc.	171,012
8,198	Micron Technology, Inc. (a)	392,766
4,510	NVIDIA Corp.	1,601,140
8,528	QUALCOMM, Inc.	689,745
6,986	Texas Instruments, Inc.	829,518
1,856	Xilinx, Inc.	170,659
		8,360,829
	Software - 9.7%
5,665	Activision Blizzard, Inc.	407,767
3,552	Adobe, Inc. (a) (e)	1,373,203
641	ANSYS, Inc. (a)	181,403
1,602	Autodesk, Inc. (a)	337,029
2,078	Cadence Design Systems, Inc. (a)	189,700
2,260	Cerner Corp.	164,754
917	Citrix Systems, Inc.	135,826
2,150	Electronic Arts, Inc. (a)	264,192
4,606	Fidelity National Information Services, Inc.	639,451
5,075	Fiserv, Inc. (a)	541,858
1,952	Intuit, Inc.	566,705
56,169	Microsoft Corp. (e)	10,292,969
632	MSCI, Inc.	207,833
23,797	Oracle Corp. (e)	1,279,565
2,678	Paychex, Inc.	193,566
6,557	salesforce.com, Inc. (a)	1,146,098

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,116	Synopsys, Inc. (a)	$201,895
		18,123,814
	Telecommunications - 3.2%
53,540	AT&T, Inc. (e)	1,652,245
31,640	Cisco Systems, Inc. (e)	1,513,025
1,319	Motorola Solutions, Inc.	178,500
9,150	T-Mobile US, Inc. (a)	915,366
31,074	Verizon Communications, Inc. (e)	1,783,026
		6,042,162
	Toys/Games/Hobbies - 0.1%
1,163	Hasbro, Inc.	85,492

	Transportation - 1.6%
1,205	CH Robinson Worldwide, Inc.	97,762
5,752	CSX Corp.	411,728
1,266	Expeditors International of Washington, Inc.	96,684
1,945	FedEx Corp.	253,939
856	JB Hunt Transport Services, Inc.	102,438
713	Kansas City Southern	107,321
1,921	Norfolk Southern Corp.	342,495
5,079	Union Pacific Corp.	862,719
6,451	United Parcel Service, Inc., Class B	643,229
		2,918,315
	Transportation and Warehousing - 0.1%
913	Old Dominion Freight Line, Inc.	156,205

	Water - 0.1%
1,367	American Water Works Co., Inc.	173,609

	Wholesale Trade - 0.1%
5,495	DuPont de Nemours, Inc. (e)	278,762

	TOTAL COMMON STOCKS (Cost - $168,863,937)	188,423,322

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 1.3% (a) (c)
	PURCHASED CALL OPTIONS - 0.3%
	SPDR S&P 500 ETF Trust
1,000	Expiration: July 17, 2020, Exercise Price: $315.00	$30,432,000	$476,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $229,266)		476,000

	PURCHASED PUT OPTIONS - 1.0%
	S&P 500 Index (b)
100	Expiration: June 19, 2020, Exercise Price: $2,300.00	23,000,000	15,000
100	Expiration: June 19, 2020, Exercise Price: $2,340.00	23,400,000	17,500
215	Expiration: July 17, 2020, Exercise Price: $2,680.00	57,620,000	589,100
210	Expiration: August 21, 2020, Exercise Price: $2,730.00	57,330,000	1,269,450
	CBOE Volatility Index
2,500	Expiration: June 17, 2020, Exercise Price: $17.00	4,250,000	6,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $10,700,930)		1,897,300

	TOTAL PURCHASED OPTIONS (Cost - $10,930,196)		2,373,300

Shares
	SHORT TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
258,305	First American Treasury Obligations Fund, Class X, 0.10%, (d)		258,305
	TOTAL SHORT TERM INVESTMENTS (Cost - $258,305)		258,305

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
511,895	First American Government Obligations Fund, Class Z, 0.04%, (d)		511,895
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $511,895)		511,895

	TOTAL INVESTMENTS - 103.0% (Cost - $180,564,333)		191,566,822
	Liabilities in Excess of Other Assets - (3.0)%		(5,552,151)
	NET ASSETS - 100.0%		$186,014,671

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (2.0)% (a) (c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (1.7)%
	S&P 500 Index
210	Expiration: June 19, 2020, Exercise Price $2,940.00	$61,740,000	$3,090,150
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $856,284)		3,090,150

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)%
	S&P 500 Index
210	Expiration: August 21, 2020, Exercise Price $2,440.00	51,240,000	571,200
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,738,283)		571,200

	TOTAL OPTIONS WRITTEN (Premiums Received $2,594,567)		$3,661,350

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Held in connection with a written option, see Schedule of Written Options for more details.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $93,954,045.

(f)	All or a portion of this security is out on loan as of May 31, 2020.

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	INVESTMENT COMPANIES - 72.9%
	Exchange Traded Funds - 72.9%
79,001	iShares 20+ Year Treasury Bond ETF (e)	$12,923,774
87,673	iShares Global Infrastructure ETF	3,423,631
51,669	iShares iBoxx Investment Grade Corporate Bond ETF	6,821,341
151,453	iShares International Select Dividend ETF	3,737,860
19,231	iShares JP Morgan USD Emerging Markets Bond ETF	2,046,178
66,139	SPDR Bloomberg Barclays Convertible Securities ETF	3,758,018
45,944	SPDR S&P 500 ETF (e)	13,981,678
86,842	X-Trackers USD High Yield Corporate Bond ETF	4,088,521
	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,293,253)	50,781,001

	COMMON STOCKS - 20.0%
	Advertising - 0.2%
7,603	Interpublic Group of Cos., Inc.	130,087

	Aerospace/Defense - 0.1%
118	Lockheed Martin Corp.	45,836

	Agriculture - 0.3%
3,529	Altria Group, Inc.	137,808
1,434	Philip Morris International, Inc.	105,198
		243,006
	Auto Manufacturers - 0.2%
5,453	General Motors Co.	141,124

	Banks - 1.0%
16,771	Huntington Bancshares, Inc.	149,094
19,996	PacWest Bancorp	346,131
14,754	Umpqua Holdings Corp.	168,048
		663,273
	Beverages - 0.1%
1,268	Coca-Cola Co.	59,190

	Chemicals - 0.1%
2,540	CF Industries Holdings, Inc.	74,600

	Commercial Services - 0.3%
8,947	H&R Block, Inc.	152,099
4,083	Western Union Co.	81,742
		233,841
	Computers - 0.3%
794	International Business Machines Corp.	99,171

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,773	Seagate Technology PLC	$94,040
		193,211
	Diversified Financial Services - 0.9%
21,988	Invesco, Ltd.	175,244
10,651	Lazard, Ltd.	286,086
12,851	Waddell & Reed Financial, Inc.	167,577
		628,907
	Electric - 1.7%
994	Alliant Energy Corp.	49,064
693	American Electric Power Co., Inc.	59,078
7,481	CenterPoint Energy, Inc.	133,012
767	CMS Energy Corp.	44,931
1,053	Dominion Energy, Inc.	89,516
654	DTE Energy Co.	70,351
1,270	Edison International	73,800
681	Entergy Corp.	69,339
501	Eversource Energy	41,934
1,868	Exelon Corp.	71,563
1,371	FirstEnergy Corp.	57,938
175	NextEra Energy, Inc.	44,723
862	Pinnacle West Capital Corp.	67,150
4,348	PPL Corp.	121,483
1,259	Public Service Enterprise Group, Inc.	64,259
495	Sempra Energy	62,523
467	WEC Energy Group, Inc.	42,838
716	Xcel Energy, Inc.	46,562
		1,210,064
	Electrical Components & Equipment - 0.1%
1,457	Emerson Electric Co.	88,906

	Electronics - 0.1%
671	Garmin, Ltd.	60,504

	Finance and Insurance - 1.1%
1,705	Apollo Global Management, Inc.	81,158
1,463	Bank of Hawaii Corp.	94,115
7,026	Bank of NT Butterfield & Son, Ltd.	171,645
5,469	Old Republic International Corp.	85,262
3,097	Truist Financial Corp.	113,908
2,747	Trustmark Corp.	65,351
4,153	United Bankshares Inc/WV	120,769
		732,208

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Food - 0.1%
1,022	General Mills, Inc.	$64,427

	Forest Products & Paper - 0.2%
3,525	International Paper Co.	120,026

	Gas - 0.1%
2,188	NiSource, Inc.	52,140

	Home Furnishings - 0.2%
3,484	Leggett & Platt, Inc.	106,576

	Household Products/Wares - 0.1%
401	Kimberly-Clark Corp.	56,717

	Housewares - 0.2%
9,110	Newell Brands, Inc.	119,796

	Insurance - 2.2%
6,503	Artisan Partners Asset Management, Inc.	188,392
12,990	BGC Partners, Inc.	33,449
589	Cincinnati Financial Corp.	34,722
12,260	Hanmi Financial Corp.	110,708
17,392	Janus Henderson Group PLC	374,972
3,565	Mercury General Corp.	143,420
2,220	Moelis & Co.	74,659
7,529	Principal Financial Group, Inc.	290,770
2,712	Prudential Financial, Inc.	165,323
14,527	Valley National Bancorp	115,925
		1,532,340
	Machinery - Construction & Mining - 0.1%
558	Caterpillar, Inc.	67,033

	Manufacturing - 0.4%
6,945	Domtar Corp.	141,678
4,587	Huntsman Corp.	83,254
1,261	Sonoco Products Co.	65,332
		290,264
	Miscellaneous Manufacturing - 0.1%
845	Eaton Corp PLC	71,740

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Oil & Gas - 0.4%
1,343	Chevron Corp.	$123,153
3,693	Exxon Mobil Corp.	167,921
		291,074
	Packaging & Containers - 0.3%
737	Packaging Corp of America	74,739
3,518	Westrock Co.	98,715
		173,454
	Pharmaceuticals - 0.2%
646	Merck & Co., Inc.	52,145
2,105	Pfizer, Inc.	80,390
		132,535
	Professional, Scientific, and Technical Services - 0.1%
4,336	Virtu Financial, Inc.	103,414

	Real Estate - 0.2%
5,062	Triton International, Ltd.	154,391

	Real Estate and Rental and Leasing - 0.0% (b)
206	Jones Lang LaSalle, Inc.	21,094

	Real Estate Investment Trusts - 6.6%
398	Acadia Realty Trust	4,669
21,824	AGNC Investment Corp.	282,403
516	Alexandria Real Estate Equities, Inc.	79,320
587	American Campus Communities, Inc.	18,960
1,275	American Homes 4 Rent	32,181
951	American Tower Corp.	245,520
848	Americold Realty Trust	30,282
64,464	Annaly Capital Management, Inc.	397,098
634	Apartment Investment & Management Co.	23,376
573	AvalonBay Communities, Inc.	89,394
592	Blackstone Mortgage Trust, Inc.	13,965
695	Boston Properties, Inc.	59,756
746	Brandywine Realty Trust	7,199
1,384	Brixmor Property Group, Inc.	15,445
405	Camden Property Trust	37,086
470	Columbia Property Trust, Inc.	5,983
517	CoreCivic, Inc.	6,220
154	CoreSite Realty Corp.	19,222
463	Corporate Office Properties Trust	11,561
610	Cousins Properties, Inc.	18,983
1,720	Crown Castle International Corp.	296,115

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
831	CubeSmart	$23,650
448	CyrusOne, Inc.	33,304
1,066	Digital Realty Trust, Inc.	153,035
760	Douglas Emmett, Inc.	22,314
1,550	Duke Realty Corp.	53,444
24,549	Dynex Capital, Inc.	315,700
165	EastGroup Properties, Inc.	19,181
354	Equinix, Inc.	246,961
746	Equity LifeStyle Properties, Inc.	46,476
1,542	Equity Residential	93,384
270	Essex Property Trust, Inc.	65,548
544	Extra Space Storage, Inc.	52,632
341	Federal Realty Investment Trust	27,249
527	First Industrial Realty Trust, Inc.	19,963
563	GEO Group, Inc.	6,745
566	Healthcare Realty Trust, Inc.	17,376
920	Healthcare Trust of America, Inc.	24,352
2,181	Healthpeak Properties, Inc.	53,740
440	Highwoods Properties, Inc.	16,839
2,876	Host Hotels & Resorts, Inc.	34,339
665	Hudson Pacific Properties, Inc.	16,073
2,293	Invitation Homes, Inc.	60,306
1,249	Iron Mountain, Inc.	32,174
545	JBG SMITH Properties	16,203
444	Kilroy Realty Corp.	25,361
2,071	Kimco Realty Corp.	23,009
1,066	Lexington Realty Trust	10,362
192	Life Storage, Inc.	18,716
376	Mack-Cali Realty Corp.	5,719
2,204	Medical Properties Trust, Inc.	39,848
476	Mid-America Apartment Communities, Inc.	55,387
758	National Retail Properties, Inc.	23,794
945	Paramount Group, Inc.	7,286
871	Physicians Realty Trust	15,042
538	Piedmont Office Realty Trust, Inc.	8,974
263	PotlatchDeltic Corp.	8,939
3,029	Prologis, Inc.	277,154
116	PS Business Parks, Inc.	15,502
742	Public Storage	150,433
535	Rayonier, Inc.	12,706
1,518	Realty Income Corp.	83,961
785	Regency Centers Corp.	33,590
480	Rexford Industrial Realty, Inc.	19,104
448	SBA Communications Corp.	140,730
873	SITE Centers Corp.	4,950

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
333	SL Green Realty Corp.	$14,026
462	Spirit Realty Capital, Inc.	13,135
1,271	Starwood Property Trust, Inc.	16,853
1,028	STORE Capital Corp.	19,882
384	Sun Communities, Inc.	52,681
919	Sunstone Hotel Investors, Inc.	8,133
267	Taubman Centers, Inc.	11,038
1,246	UDR, Inc.	46,077
530	Urban Edge Properties	5,167
4,818	VEREIT, Inc.	26,403
1,981	VICI Properties, Inc.	38,867
828	Vornado Realty Trust	29,982
360	Washington Real Estate Investment Trust	7,895
595	Weingarten Realty Investors	10,639
1,839	Welltower, Inc.	93,182
3,102	Weyerhaeuser Co.	62,629
741	WP Carey, Inc.	44,393
		4,627,275
	Retail - 0.3%
1,007	Genuine Parts Co.	83,994
273	McDonald’s Corp.	50,865
402	Target Corp.	49,177
		184,036
	Savings & Loans - 0.6%
27,538	New York Community Bancorp, Inc.	276,757
10,019	People’s United Financial, Inc.	114,717
		391,474
	Semiconductors - 0.2%
644	Intel Corp.	40,527
791	QUALCOMM, Inc.	63,976
		104,503
	Telecommunications - 0.5%
3,954	AT&T, Inc.	122,021
17,429	CenturyLink, Inc.	171,327
1,332	Verizon Communications, Inc.	76,430
		369,778
	Utilities - 0.4%
1,481	Avista Corp.	58,011
841	Black Hills Corp.	51,898
532	IDACORP, Inc.	49,598
1,099	NorthWestern Corp.	66,072

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
2,717	OGE Energy Corp.	$85,097
		310,676
	Wholesale Trade - 0.1%
534	Watsco, Inc.	95,004

	TOTAL COMMON STOCKS (Cost - $15,432,422)	13,944,524

	CONVERTIBLE PREFERRED STOCKS - 0.1%
	Finance and Insurance - 0.1%
1,300	Prudential Plc, 6.5%	34,736

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $35,222)	34,736

	PREFERRED STOCKS - 4.8%
	Banks - 0.6%
1,275	Bank of America Corp., Series CC, 6.2%	32,946
1,200	Bank of America Corp., Series EE, 6.0%	31,224
1,150	Capital One Financial Corp., Series G, 5.2%	28,347
1,375	Citigroup, Inc., Series J, 7.1%	37,620
1,350	Citigroup, Inc., Series K, 6.9%	36,544
1,300	Citigroup, Inc., Series S, 6.3%	33,735
1,125	Goldman Sachs Group, Inc., Series J, 5.5%	29,093
1,275	JPMorgan Chase & Co., Series AA, 6.1%	32,334
1,275	JPMorgan Chase & Co., Series BB, 6.2%	32,411
1,200	PNC Financial Services Group, Inc., Series P, 6.1%	31,680
1,200	State Street Corp., Class D, 5.9%	30,912
1,075	Webster Financial Corp., Series F, 5.3%	27,671
1,150	Wells Fargo & Co., Series X, 5.5%	29,049
		413,566
	Finance and Insurance - 2.9%
1,225	American Financial Group, Inc., 6.0%	31,164
1,175	American International Group, Inc., Series A, 5.9%	30,985
1,275	Apollo Global Management, Inc., Series B, 6.4%	33,724
1,150	Arch Capital Group, Ltd., Series E, 5.3%	28,014
1,225	Axis Capital Holdings, Ltd., Series E, 5.5%	28,983
1,150	Bank of America Corp., Series GG, 6.0%	31,372
1,125	BOK Financial Corp., 5.4%	28,440
1,300	Brighthouse Financial, Inc., 6.3%	33,800
1,275	Capital One Financial Corp., Series H, 6.0%	33,430
1,300	Capital One Financial Corp., Series F, 6.2%	33,462
1,175	Charles Schwab Corp., Series D, 6.0%	30,903
1,225	Charles Schwab Corp., Series C, 6.0%	31,152
1,300	Citizens Financial Group, Inc., Series D, 6.4%	32,851

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,175	Fifth Third Bancorp, Series A, 6.0%	$31,572
1,300	Fifth Third Bancorp, Series I, 6.6%	35,425
1,075	First Republic Bank, Series I, 5.5%	28,649
1,125	First Republic Bank, Series G, 5.5%	29,610
1,200	Globe Life, Inc., 6.1%	31,920
1,275	Goldman Sachs Group, Inc., Series K, 6.4%	34,348
1,275	Goldman Sachs Group, Inc., Series N, 6.3%	33,341
1,525	Hartford Financial Services Group, Inc., 7.9%	41,358
1,175	Hartford Financial Services Group, Inc., Series G, 6.0%	32,324
1,300	Huntington Bancshares, Inc., Series D, 6.3%	33,371
1,200	Huntington Bancshares, Inc., Series C, 5.9%	30,660
1,150	KeyCorp, Series E, 6.1%	32,292
1,150	KeyCorp, Series F, 5.7%	29,957
1,150	KeyCorp, Series G, 5.6%	29,716
1,300	Legg Mason, Inc., 6.4%	34,580
1,150	Legg Mason, Inc., 5.5%	29,359
1,375	Morgan Stanley, Series E, 7.1%	38,074
1,325	Morgan Stanley, Series F, 6.9%	35,974
1,275	Morgan Stanley, Series I, 6.4%	34,795
1,175	Morgan Stanley, Series K, 5.9%	31,361
1,325	Oaktree Capital Group, LLC., Series A, 6.6%	34,715
1,325	Oaktree Capital Group, LLC., Series B, 6.6%	34,357
1,275	PartnerRe, Ltd., Series I, 5.9%	32,181
1,150	People’s United Financial, Inc., Series A, 5.6%	29,808
1,125	Prudential Financial, Inc., 5.6%	30,139
1,175	Prudential Financial, Inc., 5.8%	29,904
1,150	Prudential Financial, Inc., 5.7%	29,325
1,300	Regions Financial Corp., Series A, 6.4%	33,267
1,300	Reinsurance Group of America, Inc., 6.2%	32,006
1,200	Reinsurance Group of America, Inc., 5.8%	29,340
1,125	RenaissanceRe Holdings, Ltd., Series E, 5.4%	28,361
1,175	RenaissanceRe Holdings, Ltd., Series F, 5.8%	30,538
1,175	SCE Trust VI, 5.0%	25,686
1,300	Stifel Financial Corp., Series A, 6.3%	33,059
1,275	Stifel Financial Corp., Series B, 6.3%	32,640
1,150	Truist Financial Corp., Series H, 5.6%	29,601
1,325	Unum Group, 6.3%	32,039
1,300	Valley National Bancorp, Series B, 5.5%	29,354
1,300	Wells Fargo & Co., Series R, 6.6%	34,632
1,200	Wells Fargo & Co., Series V, 6.0%	30,828
1,200	Wells Fargo & Co., Series T, 6.0%	30,780
1,200	Wells Fargo & Co., Series Q, 5.9%	30,120
1,175	Wells Fargo & Co., Series W, 5.7%	30,068
1,150	Wells Fargo & Co., Series Y, 5.6%	29,762
1,375	Wintrust Financial Corp., Series D, 6.5%	33,564

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,200	WR Berkley Corp., 5.9%	$31,692
1,175	WR Berkley Corp., 5.6%	30,667
1,175	WR Berkley Corp., 5.8%	30,115
1,175	Zions Bancorp NA, Series H, 5.8%	29,493
1,275	Zions Bancorp NA, Series G, 6.3%	33,571
		1,998,578
	Health Care and Social Assistance - 0.1%
1,150	JPMorgan Chase & Co., Series EE, 6.0%	31,774
1,125	JPMorgan Chase & Co., Series DD, 5.8%	30,308
		62,082
	Information - 0.1%
1,475	Qwest Corp., 6.6%	35,326
1,450	United States Cellular Corp., 7.0%	37,338
		72,664
	Insurance - 0.1%
1,150	Arch Capital Group, Ltd., Series F, 5.5%	29,152
1,125	MetLife, Inc., Series E, 5.6%	29,790
		58,942
	Manufacturing - 0.2%
1,350	Brunswick Corp., 6.6%	35,937
1,325	Brunswick Corp., 6.5%	35,378
1,325	Brunswick Corp., 6.4%	34,516
		105,831
	Professional, Scientific, and Technical Services - 0.0% (b)
1,200	eBay, Inc., 6.0%	31,272

	Real Estate and Rental and Leasing - 0.1%
1,300	Assured Guaranty Municipal Holdings, Inc., 6.3%	34,710
1,150	Bank of America Corp., Series HH, 5.9%	30,854
		65,564
	Real Estate Investment Trusts - 0.9%
1,325	American Homes 4 Rent, Series D, 6.5%	34,450
1,300	American Homes 4 Rent, Series H, 6.3%	34,385
1,300	American Homes 4 Rent, Series E, 6.4%	34,112
1,275	American Homes 4 Rent, Series F, 5.9%	32,474
1,275	American Homes 4 Rent, Series G, 5.9%	32,232
1,125	Boston Properties, Inc., Series B, 5.3%	28,339
1,325	Digital Realty Trust, Inc., Series C, 6.6%	34,755
1,300	Digital Realty Trust, Inc., Series I, 6.4%	33,319
1,150	Digital Realty Trust, Inc., Series K, 5.9%	31,050
1,200	Digital Realty Trust, Inc., Series G, 5.9%	30,996
1,150	Kimco Realty Corp., Series L, 5.1%	28,071

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
1,175	Kimco Realty Corp., Series M, 5.3%	$28,388
1,150	National Retail Properties, Inc., Series F, 5.2%	27,128
1,300	Office Properties Income Trust, 5.9%	31,655
1,075	Public Storage, Series B, 5.4%	27,681
1,350	SL Green Realty Corp., Series I, 6.5%	35,046
1,388	VEREIT, Inc., Series F, 6.7%	35,019
1,350	Vornado Realty Trust, Series K, 5.7%	33,143
1,350	Vornado Realty Trust, Series L, 5.4%	31,266
1,350	Vornado Realty Trust, Series M, 5.3%	31,077
		634,586
	Retail Trade - 0.1%
1,350	KKR & Co, Inc., Series A, 6.8%	35,208
1,300	KKR & Co, Inc., Series B, 6.5%	33,696
		68,904
	Transportation and Warehousing - 0.0% (b)
1,350	Enbridge, Inc., Series B, 6.4%	32,738

	Utilities - 0.7%
1,325	Algonquin Power & Utilities Corp., 6.9%	36,106
1,150	CMS Energy Corp., 5.9%	31,073
1,150	CMS Energy Corp., 5.9%	30,601
1,125	CMS Energy Corp., 5.6%	29,711
1,175	DTE Energy Co., Series F, 6.0%	31,384
1,125	DTE Energy Co., Series B, 5.4%	29,126
1,125	Duke Energy Corp., Series A, 5.8%	31,151
1,300	NiSource, Inc., Series B, 6.5%	34,255
1,200	PPL Capital Funding, Inc., Series B, 5.9%	30,240
1,150	SCE Trust II, 5.1%	27,727
1,300	SCE Trust III, Series H, 5.8%	30,095
1,300	SCE Trust IV, Series J, 5.4%	28,782
1,275	SCE Trust V, Series K, 5.5%	28,968
1,175	Sempra Energy, 5.8%	29,974
1,275	Southern Co., 6.3%	32,615
1,175	Spire, Inc., Series A, 5.9%	31,608
		493,416

	TOTAL PREFERRED STOCKS (Cost - $4,056,471)	4,038,143

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.0% (a)(b)
	PURCHASED PUT OPTIONS - 0.0%
	iShares U.S. Real Estate ETF
400	Expiration: June 2020, Exercise Price: $60 (f)	$3,096,800	$4,000
	TOTAL PURCHASED OPTIONS (Cost - $66,571)		4,000

Shares
	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
1,399,314	First American Treasury Obligations Fund, Class X, 0.10% (d)		1,399,314
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,399,314)		1,399,314

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
1,484,025	First American Government Obligations Fund, Class Z, 0.04% (d)		1,484,025
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,484,025)		1,484,025

	TOTAL INVESTMENTS - 102.9% (Cost - $71,767,278)		71,685,743
	Liabilities in Excess of Other Assets - (2.9)%		(2,035,429)
	NET ASSETS - 100.0%		$69,650,314

Contracts		Notional Value
	SCHEDULE OF WRITTEN OPTIONS - (0.5)% (a)(c)
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.5)%
150	AGNC Investment Corp.
	Expiration: June 2020, Exercise Price $13	194,100	6,675
300	Annaly Capital Management, Inc.
	Expiration: June 2020, Exercise Price $6	184,800	11,100
20	Host Hotels & Resorts, Inc.
	Expiration: June 2020, Exercise Price $10	23,880	4,300
150	Invesco, Ltd.
	Expiration: June 2020, Exercise Price $7	119,550	16,875
300	iShares U.S. Real Estate ETF
	Expiration: June 2020, Exercise Price $70	2,322,600	231,000
16	Medical Properties Trust, Inc.
	Expiration: June 2020, Exercise Price $16	28,928	3,640
300	New Residential Investment Corp.
	Expiration: June 2020, Exercise Price $6	215,100	40,500
100	New York Community Bancorp, Inc.
	Expiration: June 2020, Exercise Price $9	100,500	12,250
25	Prudential Financial, Inc.
	Expiration: June 2020, Exercise Price $55	152,400	16,813

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Contracts		Notional Value	Value
10	Realty Income Corp.
	Expiration: June 2020, Exercise Price $50	$55,310	$5,900
13	Welltower, Inc.
	Expiration: June 2020, Exercise Price $43	65,871	11,895
22	Weyerhaeuser Co.
	Expiration: June 2020, Exercise Price $18	44,418	5,390
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $106,596)		366,338

	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% (a)(b)(c)
400	iShares U.S. Real Estate ETF
	Expiration: June 2020, Exercise Price $50	3,096,800	800
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $17,429)		800

	TOTAL OPTIONS WRITTEN (Premiums Received $124,025)		$367,138

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Each Option is exercisable into 100 shares of the underlying security.

(d)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(e)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $7,722,300.

(f)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	INVESTMENT COMPANIES - 9.2%
	Exchange Traded Funds - 9.2%
87,773	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$8,033,863
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,041,397)	8,033,863

	COMMON STOCKS - 90.0%
	Aerospace/Defense - 1.6%
2,467	Lockheed Martin Corp.	958,281
1,330	Northrop Grumman Corp.	445,816
		1,404,097
	Apparel - 1.1%
16,644	Hanesbrands, Inc.	164,110
6,368	Nike, Inc., Class B	627,757
2,096	Ralph Lauren Corp., Class A	158,269
		950,136
	Auto Manufacturers - 0.4%
4,595	PACCAR, Inc.	339,387

	Auto Parts & Equipment - 0.4%
2,699	Aptiv PLC	203,370
5,523	BorgWarner, Inc.	177,564
		380,934
	Banks - 1.8%
30,002	Bank of America Corp.	723,648
18,698	Huntington Bancshares, Inc.	166,225
1,552	M&T Bank Corp.	163,984
2,330	PNC Financial Services Group, Inc.	265,713
1,014	SVB Financial Group (a)	217,757
		1,537,327
	Beverages - 0.5%
5,879	Monster Beverage Corp. (a)	422,759

	Biotechnology - 2.2%
1,963	Biogen, Inc. (a)	602,817
9,852	Gilead Sciences, Inc.	766,781
907	Regeneron Pharmaceuticals, Inc. (a)	555,819
		1,925,417
	Building Materials - 0.4%
3,444	Fortune Brands Home & Security, Inc.	209,946
891	Martin Marietta Materials, Inc.	171,152
		381,098

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Chemicals - 1.8%
1,155	Air Products & Chemicals, Inc.	$279,106
1,459	International Flavors & Fragrances, Inc.	194,324
3,563	Linde PLC	720,937
648	Sherwin-Williams Co.	384,815
		1,579,182
	Commercial Services - 2.2%
3,178	IHS Markit, Ltd.	220,744
1,318	Moody’s Corp.	352,447
5,331	Rollins, Inc.	222,836
1,741	S&P Global, Inc.	565,860
1,652	United Rentals, Inc. (a)	229,446
1,702	Verisk Analytics, Inc.	293,901
		1,885,234
	Computers - 5.0%
5,107	Accenture PLC, Class A	1,029,673
8,074	Apple, Inc.	2,567,048
3,006	Fortinet, Inc. (a)	418,435
5,779	Seagate Technology PLC	306,518
		4,321,674
	Construction - 0.5%
5,247	Las Vegas Sands Corp.	251,541
60	NVR, Inc. (a)	193,297
		444,838
	Distribution/Wholesale - 0.8%
2,614	Copart, Inc. (a)	233,666
6,535	Fastenal Co.	269,634
715	WW Grainger, Inc.	221,378
		724,678
	Diversified Financial Services - 0.8%
1,699	CBOE Global Markets, Inc.	180,875
1,820	Nasdaq, Inc.	215,597
2,393	T. Rowe Price Group, Inc.	289,314
		685,786
	Electric - 2.4%
3,401	Alliant Energy Corp.	167,873
2,265	Ameren Corp.	169,263
2,877	CMS Energy Corp.	168,535
2,801	Consolidated Edison, Inc.	210,243
2,921	Evergy, Inc.	180,197
1,897	NextEra Energy, Inc.	484,797
4,077	Public Service Enterprise Group, Inc.	208,090

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
2,224	WEC Energy Group, Inc.	$204,008
4,074	Xcel Energy, Inc.	264,932
		2,057,938
	Electrical Components & Equipment - 0.3%
2,466	AMETEK, Inc.	226,157

	Electronics - 0.7%
2,487	Garmin, Ltd.	224,253
3,327	Keysight Technologies, Inc. (a)	359,748
		584,001
	Engineering & Construction - 0.2%
2,020	Jacobs Engineering Group, Inc.	169,720

	Environmental Control - 0.7%
2,992	Republic Services, Inc.	255,696
3,384	Waste Management, Inc.	361,242
		616,938
	Finance and Insurance - 1.0%
1,712	Aon PLC, Class A	337,179
2,084	First Republic Bank	225,426
558	MarketAxess Holdings, Inc.	283,793
		846,398
	Food - 2.3%
4,441	Campbell Soup Co.	226,402
7,364	Conagra Brands, Inc.	256,193
6,925	General Mills, Inc.	436,552
2,316	Hershey Co.	314,235
5,226	Hormel Foods Corp.	255,186
1,829	J.M. Smucker Co.	208,378
9,943	Kroger Co.	324,341
		2,021,287
	Forest Products & Paper - 0.2%
5,824	International Paper Co.	198,307

	Hand/Machine Tools - 0.2%
1,291	Snap-on, Inc.	167,430

	Healthcare Products - 3.7%
9,296	Abbott Laboratories	882,376
3,968	Baxter International, Inc.	357,160
4,320	Danaher Corp.	719,755
3,178	Henry Schein, Inc. (a)	192,968

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
3,040	Thermo Fisher Scientific, Inc.	$1,061,538
		3,213,797
	Healthcare Services - 2.8%
2,806	DaVita, Inc. (a)	227,174
1,184	Humana, Inc.	486,210
5,571	UnitedHealth Group, Inc.	1,698,319
		2,411,703
	Home Builders - 0.3%
4,541	DR Horton, Inc.	251,117

	Household Products/Wares - 1.2%
3,462	Church & Dwight Co., Inc.	259,893
1,556	Clorox Co.	320,925
3,062	Kimberly-Clark Corp.	433,089
		1,013,907
	Insurance - 4.5%
3,270	Allstate Corp.	319,839
2,774	Arthur J Gallagher & Co.	261,533
11,891	Berkshire Hathaway, Inc., Class B (a)	2,206,732
1,042	Everest Re Group Ltd.	206,743
4,422	Marsh & McLennan Cos., Inc.	468,378
5,725	Progressive Corp.	444,718
		3,907,943
	Internet - 9.5%
1,746	Alphabet, Inc., Class A (a)	2,502,926
934	Amazon.com, Inc., Class A (a)	2,281,173
9,129	eBay, Inc.	415,735
2,214	F5 Networks, Inc. (a)	320,853
12,055	Facebook, Inc. (a)	2,713,460
		8,234,147
	Lodging - 0.3%
2,847	Hilton Worldwide Holdings, Inc.	225,796

	Machinery - Diversified - 0.7%
1,716	Cummins, Inc.	291,034
828	Roper Technologies, Inc.	326,066
		617,100
	Manufacturing - 1.6%
1,269	IDEX Corp.	202,241
10,389	Raytheon Technologies Corp.	670,298
1,246	STERIS PLC	206,699

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
3,261	Trane Technologies PLC	$294,175
		1,373,413
	Media - 1.4%
1,854	Charter Communications, Inc., Class A (a)	1,008,576
9,982	Discovery, Inc., Class A (a) (d)	217,108
		1,225,684
	Mining - 0.5%
7,959	Newmont Goldcorp Corp.	465,363

	Oil & Gas - 1.9%
8,497	Cabot Oil & Gas Corp.	168,580
5,430	Chevron Corp.	497,931
2,812	Concho Resources, Inc.	153,310
6,016	ConocoPhillips	253,755
4,311	EOG Resources, Inc.	219,732
5,127	HollyFrontier Corp.	161,244
3,354	Valero Energy Corp.	223,511
		1,678,063
	Oil & Gas Services - 0.2%
11,490	Baker Hughes & GE Co., Class A	189,700

	Packaging & Containers - 0.5%
3,373	Ball Corp.	240,360
2,121	Packaging Corp of America	215,091
		455,451
	Pharmaceuticals - 4.8%
18,872	Bristol-Myers Squibb Co.	1,127,036
2,948	Cigna Corp.	581,699
12,522	CVS Health Corp.	821,068
20,538	Merck & Co., Inc.	1,657,827
		4,187,630
	Pipelines - 0.2%
13,500	Kinder Morgan, Inc.	213,300

	Real Estate - 0.2%
4,475	CBRE Group, Inc., Class A (a)	196,810

	Real Estate Investment Trusts - 2.7%
608	Equinix, Inc.	424,159
2,949	Equity Residential	178,591
705	Essex Property Trust, Inc.	171,153
2,082	Extra Space Storage, Inc.	201,433

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
14,244	Host Hotels & Resorts, Inc.	$170,073
1,535	Mid-America Apartment Communities, Inc.	178,613
4,091	Prologis, Inc.	374,327
1,449	Public Storage	293,770
1,037	SBA Communications Corp.	325,753
		2,317,872
	Retail - 6.9%
3,537	Best Buy Co., Inc.	276,204
266	Chipotle Mexican Grill, Inc. (a)	267,040
3,668	Costco Wholesale Corp.	1,131,468
2,609	Dollar General Corp.	499,649
3,551	McDonald’s Corp.	661,622
5,160	Target Corp.	631,223
2,230	Tractor Supply Co.	272,105
817	Ulta Beauty, Inc. (a)	199,356
16,877	Walmart, Inc.	2,093,761
		6,032,428
	Semiconductors - 4.1%
20,819	Intel Corp.	1,310,140
5,107	Maxim Integrated Products, Inc.	294,572
2,346	NVIDIA Corp.	832,877
3,093	Qorvo, Inc. (a)	323,961
9,530	QUALCOMM, Inc.	770,786
		3,532,336
	Software - 7.8%
3,204	Adobe, Inc. (a)	1,238,666
3,360	Akamai Technologies, Inc. (a)	355,488
3,895	Cadence Design Systems, Inc. (a)	355,575
3,471	Cerner Corp.	253,036
2,363	Citrix Systems, Inc.	350,008
3,188	Electronic Arts, Inc. (a)	391,741
1,819	Jack Henry & Associates, Inc.	328,984
3,326	Leidos Holdings, Inc.	350,195
12,854	Microsoft Corp.	2,355,496
779	MSCI, Inc.	256,174
1,985	Synopsys, Inc. (a)	359,106
1,687	Take-Two Interactive Software, Inc. (a)	229,719
		6,824,188

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Telecommunications - 5.4%
24,699	Cisco Systems, Inc.	$1,181,106
10,738	Juniper Networks, Inc.	260,504
2,459	Motorola Solutions, Inc.	332,776
9,975	T-Mobile US, Inc. (a)	997,899
33,570	Verizon Communications, Inc.	1,926,247
		4,698,532
	Transportation - 1.0%
2,627	CH Robinson Worldwide, Inc.	213,129
2,937	Expeditors International of Washington, Inc.	224,299
1,876	JB Hunt Transport Services, Inc.	224,501
1,320	Kansas City Southern	198,686
		860,615
	Transportation and Warehousing - 0.3%
1,744	Old Dominion Freight Line, Inc.	298,381

	TOTAL COMMON STOCKS (Cost - $72,206,015)	78,295,999

	SHORT TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
459,510	First American Treasury Obligations Fund, Class X, 0.10%, (c)	459,510
	TOTAL SHORT TERM INVESTMENTS (Cost - $459,510)	459,510

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
222,345	First American Government Obligations Fund, Class Z, 0.04%, (c)	222,345
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $222,345)	222,345

	TOTAL INVESTMENTS - 100.0% (Cost - $80,929,267)	87,011,717
	Other Assets in Excess of Liabilities - 0.0% (b)	4,037
	NET ASSETS - 100.0%	$87,015,754

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

(d)	All or a portion of this security is out on loan as of May 31, 2020.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2020

Shares		Value
	COMMON STOCKS - 96.8%
	Advertising - 1.0%
1,904	Interpublic Group of Cos., Inc.	$32,577

	Apparel - 0.8%
280	Nike, Inc., Class B	27,602

	Auto Parts & Equipment - 0.5%
218	Aptiv PLC	16,426

	Banks - 5.1%
1,842	Bank of America Corp.	44,429
1,149	Fifth Third Bancorp	22,279
668	JPMorgan Chase & Co.	65,003
366	PNC Financial Services Group, Inc.	41,739
		173,450
	Beverages - 3.0%
586	Molson Coors Brewing Co., Class B	22,245
609	PepsiCo, Inc.	80,114
		102,359
	Biotechnology - 4.7%
403	Amgen, Inc.	92,569
218	Biogen, Inc. (a)	66,946
		159,515
	Chemicals - 0.9%
218	International Flavors & Fragrances, Inc.	29,035

	Commercial Services - 3.2%
218	Moody’s Corp.	58,295
1,320	Quanta Services, Inc.	48,748
		107,043
	Computers - 8.1%
859	Apple, Inc.	273,111

	Diversified Financial Services - 2.4%
730	American Express Co.	69,401
37	MasterCard, Inc., Class A	11,133
		80,534
	Environmental Control - 2.0%
792	Republic Services, Inc.	67,684

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Food - 1.4%
305	Campbell Soup Co.	$15,549
305	Kellogg Co.	19,919
218	Tyson Foods, Inc., Class A	13,394
		48,862
	Health Care and Social Assistance - 0.6%
668	MEDNAX, Inc. (a)	10,374
305	Premier, Inc., Class A (a)	10,611
		20,985
	Healthcare Products - 1.3%
429	Medtronic PLC	42,291

	Healthcare Services - 3.9%
917	DaVita, Inc. (a)	74,240
524	HCA Healthcare, Inc.	56,016
		130,256
	Household Products/Wares - 0.7%
218	Avery Dennison Corp.	24,126

	Information - 0.3%
37	Paycom Software, Inc. (a)	10,998

	Insurance - 2.4%
730	Allstate Corp.	71,402
218	Principal Financial Group, Inc.	8,419
		79,821
	Internet - 5.8%
97	Alphabet, Inc., Class A (a)	139,052
1,223	eBay, Inc.	55,695
		194,747
	Lodging - 0.9%
366	Hilton Worldwide Holdings, Inc.	29,027

	Manufacturing - 2.3%
1,223	Keurig Dr Pepper, Inc.	34,146
218	Owens Corning	11,445
37	Tesla, Inc. (a)	30,895
		76,486

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Media - 3.4%
218	Comcast Corp., Class A	$8,633
3,098	News Corp., Class A	37,950
586	Walt Disney Co.	68,738
		115,321
	Miscellaneous Manufacturing - 0.8%
4,209	General Electric Co.	27,653

	Oil & Gas - 2.0%
1,320	Exxon Mobil Corp.	60,020
649	Noble Energy, Inc.	5,666
		65,686
	Oil & Gas Services - 0.0% (b)
62	National Oilwell Varco, Inc.	773

	Pharmaceuticals - 4.0%
768	Bristol-Myers Squibb Co.	45,865
403	Cigna Corp.	79,520
62	McKesson Corp.	9,838
		135,223
	Real Estate Investment Trusts - 3.8%
62	Alexandria Real Estate Equities, Inc.	9,530
486	Digital Realty Trust, Inc.	69,770
1,842	Iron Mountain, Inc.	47,450
		126,750
	Retail - 4.7%
730	Lowe’s Cos., Inc.	95,156
609	Starbucks Corp.	47,496
122	Target Corp.	14,924
		157,576
	Retail Trade - 1.0%
159	Burlington Stores, Inc. (a)	33,338

	Semiconductors - 5.5%
218	Broadcom, Inc.	63,497
1,842	Intel Corp.	115,917
122	Micron Technology, Inc. (a)	5,845
		185,259

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	Software - 10.4%
159	Cadence Design Systems, Inc. (a)	$14,515
1,379	Microsoft Corp.	252,702
1,379	Oracle Corp.	74,149
55	Synopsys, Inc. (a)	9,950
		351,316
	Telecommunications - 4.1%
1,506	AT&T, Inc.	46,475
951	Cisco Systems, Inc.	45,477
827	Verizon Communications, Inc.	47,453
		139,405
	Transportation - 2.4%
183	Union Pacific Corp.	31,084
486	United Parcel Service, Inc., Class B	48,459
		79,543
	Utilities - 0.7%
249	IDACORP, Inc.	23,214

	Water - 2.3%
609	American Water Works Co., Inc.	77,343

	Wholesale Trade - 0.4%
37	Pool Corp.	9,954
218	US Foods Holding Corp. (a)	4,172
		14,126

	TOTAL COMMON STOCKS (Cost - $2,981,668)	3,259,461

	RIGHTS - 0.1%
	Manufacturing - 0.1%
768	Bristol-Myers Squibb Co. (a)	2,527
	TOTAL RIGHTS (Cost - $2,592)	2,527

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2020

Shares		Value
	SHORT TERM INVESTMENTS - 3.1%
	Money Market Funds - 3.1%
103,148	First American Treasury Obligations Fund, Class X, 0.10% (c)	$103,148
	TOTAL SHORT TERM INVESTMENTS (Cost - $103,148)	103,148

	TOTAL INVESTMENTS - 100.0% (Cost - $3,087,408)	3,365,136
	Other Assets in Excess of Liabilities - 0.0% (b)	649
	NET ASSETS - 100.0%	$3,365,785

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Rounds to less than 0.1%.

(c)	Money Market Fund; interest rate reflects seven-day yield on May 31, 2020.

See accompanying notes to financial statements.

Horizon Funds Statements of Assets and Liabilities (Unaudited) May 31, 2020

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$608,975,472	$938,815,920	$252,726,023	$134,474,880
Investments in Affiliated Securities, at Cost	4,865,269	28,715,306	3,829,733	—
Investments in Unaffiliated Securities, at Value (a)	$626,583,214	$944,937,839	$261,740,908	$134,909,120
Investments in Affiliated Securities, at Value	5,044,696	30,543,344	3,518,098	—
Cash	—	—	26,000	250,000
Receivable for Investment Securities Sold	—	—	17,222,657	4,926,062
Receivable for Fund Shares Sold	1,976,105	2,170,462	615,648	1,104,656
Dividends and Interest Receivable	15,013	22,032	208	471,626
Dividend Reclaims	—	55	—	108,518
Prepaid Expenses and Other Assets	202,411	231,058	108,504	79,608
Total Assets	633,821,439	977,904,790	283,232,023	141,849,590

Liabilities:
Options written, at value (Premiums received $466,339, $3,989,795, $0 and $170,941)	38,700	1,737,848	—	12,500
Collateral received for securities loaned (Note 5)	155,572,046	136,288,995	6,766,500	4,177,185
Payable for Investment Securities Purchased	—	—	17,791,429	—
Payable for Fund Shares Redeemed	262,624	1,173,295	71,607	163,458
Accrued Advisory Fees	449,536	697,764	167,010	79,812
Accrued Custodian Fees	2,571	—	—	—
Accrued Distribution Fees (12b-1) - Advisor Class	7,938	3,908	—	60,513
Accrued Shareholder Servicing Fees - Investor Class	149,667	238,223	68,389	21,917
Accrued Expenses and Other Liabilities	104,178	151,538	106,571	40,318
Total Liabilities	156,587,260	140,291,571	24,971,506	4,555,703

Net Assets	$477,234,179	$837,613,219	$258,260,517	$137,293,887

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$494,952,836	$939,714,168	$273,022,654	$162,428,991
Distributable Earnings/(Accumulated Deficit)	(17,718,657)	(102,100,949)	(14,762,137)	(25,135,104)
Net Assets	$477,234,179	$837,613,219	$258,260,517	$137,293,887

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$437,467,335	$787,067,432	$258,054,316	$117,145,289
Shares of Beneficial Interest Outstanding	37,118,029	42,564,485	27,171,174	2,397,408

Net Asset Value, (Net Assets / Shares Outstanding)Offering and Redemption Price Per Share	$11.79	$18.49	$9.50	$48.86

Advisor Class Shares:
Net Assets	$7,555,206	$4,725,145	$13,383	$20,148,598
Shares of Beneficial Interest Outstanding	643,665	255,458	1,400	412,348

Net Asset Value, (Net Assets / Shares Outstanding)Offering and Redemption Price Per Share	$11.74	$18.50	$9.56	$48.86

Institutional Class Shares:
Net Assets	$32,211,638	$45,820,642	$192,818	$—
Shares of Beneficial Interest Outstanding	2,726,202	2,473,178	20,385	—

Net Asset Value, (Net Assets / Shares Outstanding)Offering and Redemption Price Per Share	$11.82	$18.53	$9.46	$—

(a) Includes loaned securities with a value of:	$152,629,958	$133,632,487	$6,616,211	$4,080,828

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued) May 31, 2020

	Horizon Defined Risk Fund	Horizon Multi-Asset Income Fund		Horizon Defensive Multi-Factor Fund		Horizon ESG Defensive Core Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$180,564,333	$71,767,278		$80,929,267		$3,087,408
Investments in Unaffiliated Securities, at Value (a)	$191,566,822	$71,685,743		$87,011,717		$3,365,136
Receivable for Investment Securities Sold	351,918	6,643,518		—		—
Receivable for Fund Shares Sold	667,541	189,805		171,434		1,394
Receivable from Adviser	—	—		—		16,010
Dividends and Interest Receivable	334,100	59,485		109,439		5,069
Dividend Reclaims	779	—		680		—
Prepaid Expenses and Other Assets	52,962	83,927		58,173		6,624
Total Assets	192,974,122	78,662,478		87,351,443		3,394,233

Liabilities:
Options written, at value (Premiums received $2,594,567, $124,025, $0 and $0)	3,661,350	367,138		—		—
Collateral received for securities loaned (Note 5)	511,895	1,484,025		222,345		—
Payable for Investment Securities Purchased	2,424,654	7,054,505		—		—
Payable for Fund Shares Redeemed	122,839	15,109		28,986		—
Accrued Advisory Fees	112,076	30,655		50,713		—
Accrued Custodian Fees	7,745	7,061		518		—
Accrued Trustees’ Fees and Expenses	237	263		212		514
Accrued Distribution Fees (12b-1) - Investor Class	32,155	10,610		8,680		116
Accrued Distribution Fees (12b-1) - Advisor Class	48,247	7		7		738
Accrued Expenses and Other Liabilities	38,253	42,791		24,228		27,080
Total Liabilities	6,959,451	9,012,164		335,689		28,448

Net Assets	$186,014,671	$69,650,314		$87,015,754		$3,365,785

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$185,077,174	$84,244,281		$94,969,248		$3,178,395
Distributable Earnings/(Accumulated Deficit)	937,497	(14,593,967)		(7,953,494)		187,390
Net Assets	$186,014,671	$69,650,314		$87,015,754		$3,365,785

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$161,855,241	$69,642,325		$87,006,747		$929,191
Shares of Beneficial Interest Outstanding	3,144,292	3,287,823		3,681,040		38,473

Net Asset Value, (Net Assets / Shares Outstanding)Offering and Redemption Price Per Share	$51.48	$21.18		$23.64		$24.15

Advisor Class Shares:
Net Assets	$24,159,430	$7,989		$9,007		$2,436,594
Shares of Beneficial Interest Outstanding	469,424	377		381		101,131

Net Asset Value, (Net Assets / Shares Outstanding)Offering and Redemption Price Per Share	$51.47	$21.18	(b)	$23.63	(b)	24.09

(a) Includes loaned securities with a value of:	$504,109	$1,451,819		$214,934		$—

(b)	Differences in actual and calculated net asset value shown are due to rounding.

See accompanying notes to financial statements.

Horizon Funds Statements of Operations (Unaudited) For the Period Ended May 31, 2020

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $105, $167, $0 and $105,546)	$5,940,070	$9,157,295	$4,420,636	$3,058,654
Dividend Income from affiliated Securities	70,280	1,164,584	123,657	—
Interest Income	20,751	51,075	19,875	21,712
Total Investment Income	6,031,101	10,372,954	4,564,168	3,080,366

Expenses:
Investment Advisory Fees	2,497,648	4,095,854	1,055,287	599,505
Shareholder Servicing Fees - Investor Class	196,049	338,893	124,599	—
Administrative & Accounting Service Fees	137,805	217,958	75,211	48,003
Transfer Agent Fees	74,713	78,636	48,318	21,660
Trustees’ Fees and Expenses	40,528	59,682	21,360	13,934
Registration Fees	35,693	51,354	34,026	28,771
Legal Fees	31,741	49,763	23,984	7,232
Chief Compliance Officer & Compliance Fees	25,835	40,788	14,182	7,699
Custodian Fees	17,717	30,236	7,583	6,182
Printing and Postage Expenses	14,482	19,011	11,940	11,772
Miscellaneous Expenses	11,867	15,862	8,411	3,617
Interest Expense	—	—	24,235	—
Distribution Fees (12b-1) - Advisor Class	—	521	1,226	30,472
Audit Fees	8,983	8,983	8,983	9,370
Distribution Fees (12b-1) - Investor Class	8,245	—	—	67,745
Insurance Fees	6,138	9,866	3,211	1,747
Total Expenses	3,107,444	5,017,407	1,462,556	857,709
Securities Lending Expense Offset	(261,525)	(228,157)	(311,461)	(28,798)
Fees Recouped by the Adviser	275,571	82,194	—	60,347

Net Expenses	3,121,490	4,871,444	1,151,095	889,258

Net Investment Income	2,909,611	5,501,510	3,413,073	2,191,108

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	(17,617,848)	(80,582,690)	(935,056)	(25,590,076)
Net Long-Term Capital Gain Distributions	—	—	22,168	—
Affiliated Investments	(33,941)	(1,998,699)	(116,406)	—
Purchased Options	3,133,582	(9,141,893)	(43,487)	(82,587)
Written Options	(12,544,789)	995,237	(2,740,059)	58,615
Foreign Currency	—	343	—	114
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(10,677,224)	(11,686,161)	4,952,239	(4,730,964)
Affiliated Investments	(354,956)	(6,396,406)	(219,333)	—
Purchased Options	(1,150,449)	(3,831,121)	—	(26,703)
Written Options	298,965	2,737,637	(7,215)	122,561
Foreign Currency	—	—	—	(39)
Net Realized and Unrealized Gain (Loss) on Investments	(38,946,660)	(109,586,056)	912,851	(30,249,079)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(36,037,049)	$(104,084,546)	$4,325,924	$(28,057,971)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) (Continued) For the Period Ended May 31, 2020

	Horizon Defined Risk Fund	Horizon Multi-Asset Income Fund (1)	Horizon Defensive Multi-Factor Fund	Horizon ESG Defensive Core Fund (1)
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $903, $195, $1,067 and $0)	$1,765,562	$1,618,405	$827,135	$10,654
Dividend Income from affiliated Securities	—	1,161	—	—
Interest Income	15,244	7,276	8,245	219
Total Investment Income	1,780,806	1,626,842	835,380	10,873

Expenses:
Investment Advisory Fees	752,680	271,147	345,041	4,128
Distribution Fees (12b-1) - Investor Class	82,049	36,150	43,127	251
Administrative & Accounting Service Fees	46,739	19,875	20,291	10,479
Transfer Agent Fees	21,066	14,348	14,554	8,882
Trustees’ Fees and Expenses	14,216	5,247	6,118	567
Registration Fees	32,099	17,027	17,243	5,729
Legal Fees	6,306	5,360	2,790	5,992
Chief Compliance Officer & Compliance Fees	7,391	3,092	3,332	2,097
Custodian Fees	25,164	9,779	8,985	2,623
Printing and Postage Expenses	10,128	4,018	4,434	1,963
Miscellaneous Expenses	3,017	1,773	3,039	624
Distribution Fees (12b-1) - Advisor Class	30,090	7	7	748
Audit Fees	9,013	7,197	7,197	5,761
Dividend Expenses	—	51,967	—	—
Insurance Fees	1,544	430	492	3
Offering Costs	—	2,683	4,955	8,654
Organizational Costs	—	—	—	1,495
Total Expenses	1,041,502	450,100	481,605	59,996
Securities Lending Expense Offset	(1,972)	(38,143)	(3,707)	—
Fees Recouped/(Waived) by the Adviser	(43,005)	33,673	(7,780)	(53,822)

Net Expenses	996,525	445,630	470,118	6,174

Net Investment Income	784,281	1,181,212	365,262	4,699

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	(981,874)	(13,658,310)	(14,224,740)	(95,037)
Affiliated Investments	—	(14,353)	—	—
Purchased Options	13,552,079	197,075	(78,841)	—
Written Options	(13,998,298)	(528,277)	27,733	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(2,871,725)	(786,695)	4,912,347	277,728
Affiliated Investments	—	1,911	—	—
Purchased Options	(6,308,413)	(62,571)	—	—
Written Options	118,919	(224,512)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(10,489,312)	(15,079,554)	(9,363,501)	182,691

Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,705,031)	$(13,898,342)	$(8,998,239)	$187,390

(1)	The Horizon ESG Defensive Core Fund commenced operations on December 26, 2019.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund Statements of Changes in Net Assets

	For the Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Operations:
Net Investment Income	$2,909,611	$3,492,518
Net Realized Loss on Investments, Purchased Options and Written Options	(27,062,996)	(6,716,609)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(11,883,664)	38,866,298
Net Increase (Decrease) in Net Assets Resulting From Operations	(36,037,049)	35,642,207

Distributions to Shareholders From:
Distributable earnings
Investor Class	(3,464,791)	(28,080,978)
Advisor Class	(43,024)	(449,545)
Institutional Class	(239,551)	(1,921,746)
Total Distributions to Shareholders	(3,747,366)	(30,452,269)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	97,478,739	183,834,240
Advisor Class	3,610,023	2,532,615
Institutional Class	7,422,512	5,217,874
Distributions Reinvested
Investor Class	3,314,346	26,696,715
Advisor Class	38,374	388,591
Institutional Class	239,551	1,921,746
Cost of Shares Redeemed
Investor Class	(134,203,286)	(183,821,134)
Advisor Class	(3,962,529)	(2,277,638)
Institutional Class	(2,267,741)	(8,847,909)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(28,330,011)	25,645,100

Increase (Decrease) in Net Assets	(68,114,426)	30,835,038

Net Assets:
Beginning of Period/Year	545,348,605	514,513,567
End of Period/Year	$477,234,179	$545,348,605

Share Activity:
Investor Class:
Shares Issued	8,465,900	15,494,502
Shares Reinvested	257,525	2,602,019
Shares Redeemed	(11,949,574)	(15,372,021)
Net Increase (Decrease)	(3,226,149)	2,724,500

Advisor Class:
Shares Issued	318,494	212,299
Shares Reinvested	2,993	38,023
Shares Redeemed	(305,819)	(191,777)
Net Increase	15,668	58,545

Institutional Class:
Shares Issued	639,985	434,457
Shares Reinvested	18,584	187,122
Shares Redeemed	(197,741)	(734,146)
Net Increase (Decrease)	460,828	(112,567)

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Operations:
Net Investment Income	$5,501,510	$5,035,556
Net Realized Loss on Investments, Purchased Options and Written Options	(90,727,702)	(16,237,956)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	(18,858,354)	39,942,606
Net Increase (Decrease) in Net Assets Resulting From Operations	(104,084,546)	28,740,206

Distributions to Shareholders From:
Distributable earnings
Investor Class	(7,582,927)	(25,020,041)
Advisor Class	(1,359)	(12,752)
Institutional Class	(674,574)	(822,520)
Total Distributions to Shareholders	(8,258,860)	(25,855,313)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	324,427,681	448,098,022
Advisor Class	4,573,668	95,384
Institutional Class	5,489,974	70,890,542
Distributions Reinvested
Investor Class	7,203,726	23,214,578
Advisor Class	1,359	12,752
Institutional Class	673,553	810,861
Cost of Shares Redeemed
Investor Class	(178,783,209)	(412,903,377)
Advisor Class	(47,458)	(305,953)
Institutional Class	(15,577,778)	(35,981,934)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	147,961,516	93,930,875

Increase in Net Assets	35,618,110	96,815,768

Net Assets:
Beginning of Period/Year	801,995,109	705,179,341
End of Period/Year	$837,613,219	$801,995,109

Share Activity:
Investor Class:
Shares Issued	16,949,894	21,888,834
Shares Reinvested	332,429	1,220,535
Shares Redeemed	(9,274,275)	(19,995,435)
Net Increase	8,008,048	3,113,934

Advisor Class:
Shares Issued	249,653	4,663
Shares Reinvested	63	670
Shares Redeemed	(2,550)	(14,982)
Net Increase (Decrease)	247,166	(9,649)

Institutional Class:
Shares Issued	285,503	3,598,112
Shares Reinvested	31,039	42,610
Shares Redeemed	(781,905)	(1,747,770)
Net Increase (Decrease)	(465,363)	1,892,952

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Operations:
Net Investment Income	$3,413,073	$8,533,606
Net Realized Loss on Unaffiliated Investments, Affiliated Investments, Purchased Options and Written Options	(3,812,840)	(611,103)
Net Change in Unrealized Appreciation on Unaffiliated Investments, Affiliated Investments and Written Options	4,725,691	9,019,054
Net Increase in Net Assets Resulting From Operations	4,325,924	16,941,557

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(5,528,750)	(8,476,291)
Advisor Class	(25,865)	(54,060)
Institutional Class	(4,232)	(255,598)
Total Distributions to Shareholders	(5,558,847)	(8,785,949)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	92,713,751	122,032,458
Advisor Class	2,500	777,825
Institutional Class	296,585	1,265,958
Distributions Reinvested
Investor Class	5,233,925	7,926,823
Advisor Class	25,865	54,060
Institutional Class	4,231	255,598
Cost of Shares Redeemed
Investor Class	(110,970,136)	(141,376,516)
Advisor Class	(2,379,327)	(163,128)
Institutional Class	(8,201,781)	(1,227,529)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(23,274,387)	(10,454,451)

Decrease in Net Assets	(24,507,310)	(2,298,843)

Net Assets:
Beginning of Period/Year	282,767,827	285,066,670
End of Period/Year	$258,260,517	$282,767,827

Share Activity:
Investor Class:
Shares Issued	9,910,046	13,160,061
Shares Reinvested	554,104	875,624
Shares Redeemed	(12,154,482)	(15,394,987)
Net Decrease	(1,690,332)	(1,359,302)

Advisor Class:
Shares Issued	262	84,117
Shares Reinvested	2,743	5,923
Shares Redeemed	(247,431)	(17,470)
Net Increase (Decrease)	(244,426)	72,570

Institutional Class:
Shares Issued	32,227	137,045
Shares Reinvested	450	28,265
Shares Redeemed	(865,328)	(132,790)
Net Increase (Decrease)	(832,651)	32,520

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Operations:
Net Investment Income	$2,191,108	$3,018,869
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options and Foreign Currencies	(25,613,934)	726,242
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options, Written Options and Foreign Currencies	(4,635,145)	6,535,490
Net Increase (Decrease) in Net Assets Resulting From Operations	(28,057,971)	10,280,601

Distributions to Shareholders From:
Distributable earnings
Investor Class	(3,212,776)	(3,410,482)
Advisor Class	(535,949)	(1,015,651)
Total Distributions to Shareholders	(3,748,725)	(4,426,133)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	34,165,195	134,693,504
Advisor Class	7,530,918	22,386,170
Distributions Reinvested
Investor Class	3,212,407	3,410,116
Advisor Class	419,487	798,268
Cost of Shares Redeemed
Investor Class	(49,757,900)	(26,621,049)
Advisor Class	(10,373,890)	(7,418,282)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(14,803,783)	127,248,727

Increase (Decrease) in Net Assets	(46,610,479)	133,103,195

Net Assets:
Beginning of Period/Year	183,904,366	50,801,171
End of Period/Year	$137,293,887	$183,904,366

Share Activity:
Investor Class:
Shares Issued	678,632	2,408,615
Shares Reinvested	59,031	65,074
Shares Redeemed	(1,011,035)	(467,780)
Net Increase (Decrease)	(273,372)	2,005,909

Advisor Class:
Shares Issued	141,656	401,444
Shares Reinvested	7,715	15,523
Shares Redeemed	(205,835)	(129,693)
Net Increase (Decrease)	(56,464)	287,274

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Operations:
Net Investment Income	$784,281	$921,713
Net Realized Loss on Unaffiliated Investments, Purchased Options and Written Options	(1,428,093)	(8,081,431)
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments, Purchased Options and Written Options	(9,061,219)	18,780,689
Net Increase (Decrease) in Net Assets Resulting From Operations	(9,705,031)	11,620,971

Distributions to Shareholders From:
Distributable earnings
Investor Class	(910,223)	(93,805)
Advisor Class	(102,844)	(46,441)
Total Distributions to Shareholders	(1,013,067)	(140,246)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	41,767,763	171,559,084
Advisor Class	6,837,378	17,349,164
Distributions Reinvested
Investor Class	910,154	93,805
Advisor Class	75,200	28,456
Cost of Shares Redeemed
Investor Class	(34,755,066)	(24,572,765)
Advisor Class	(4,231,964)	(4,897,060)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	10,603,465	159,560,684

Increase (Decrease) in Net Assets	(114,633)	171,041,409

Net Assets:
Beginning of Period/Year	186,129,304	15,087,895
End of Period/Year	$186,014,671	$186,129,304

Share Activity:
Investor Class:
Shares Issued	806,009	3,376,396
Shares Reinvested	16,792	1,995
Shares Redeemed	(698,161)	(474,710)
Net Increase	124,640	2,903,681

Advisor Class:
Shares Issued	129,281	335,380
Shares Reinvested	1,387	605
Shares Redeemed	(83,128)	(94,023)
Net Increase	47,540	241,962

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020 (2)	For the Period Ended November 30, 2019 (1)
	(Unaudited)
Operations:
Net Investment Income	$1,181,212	$109,666
Net Realized Loss on Investments and Written Options	(14,003,865)	(255,205)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	(1,075,689)	757,871
Net Increase (Decrease) in Net Assets Resulting From Operations	(13,898,342)	612,332

Distributions to Shareholders From:
Distributable earnings
Investor Class	(1,310,145)	—
Advisor Class	(84)	—
Total Distributions to Shareholders	(1,310,229)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	18,033,865	75,544,120
Advisor Class	10,000	—
Distributions Reinvested
Investor Class	1,309,937	—
Advisor Class	84	—
Cost of Shares Redeemed
Investor Class	(9,120,542)	(1,530,911)
Advisor Class	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	10,233,344	74,013,209

Increase (Decrease) in Net Assets	(4,975,227)	74,625,541

Net Assets:
Beginning of Period	74,625,541	—
End of Period	$69,650,314	$74,625,541

Share Activity:
Investor Class:
Shares Issued	776,690	2,906,083
Shares Reinvested	53,381	—
Shares Redeemed	(389,609)	(58,722)
Net Increase	440,462	2,847,361

Advisor Class:
Shares Issued	373	—
Shares Reinvested	4	—
Shares Redeemed	—	—
Net Increase	377	—

(1)	Horizon Multi-Asset Income Fund, Investor Class, commenced operations on June 26, 2019.

(2)	Horizon Multi-Asset Income Fund, Advisor Class, commenced operations on January 31, 2020.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2020 (1)	For the Period Ended November 30, 2019 (2)
	(Unaudited)
Operations:
Net Investment Income	$365,262	$89,728
Net Realized Gain (Loss) on Unaffiliated Investments, Purchased Options and Written Options	(14,275,848)	3,417
Net Change in Unrealized Appreciation on Unaffiliated Investments	4,912,347	1,170,103
Net Increase (Decrease) in Net Assets Resulting From Operations	(8,998,239)	1,263,248

Distributions to Shareholders From:
Distributable earnings
Investor Class	(220,775)	—
Advisor Class	—	—
Total Distributions to Shareholders	(220,775)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	21,850,554	86,203,772
Advisor Class	10,000	—
Distributions Reinvested
Investor Class	220,732	—
Advisor Class	—	—
Cost of Shares Redeemed
Investor Class	(11,622,444)	(1,691,094)
Advisor Class	—	—
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	10,458,842	84,512,678

Increase in Net Assets	1,239,828	85,775,926

Net Assets:
Beginning of Period	85,775,926	—
End of Period	$87,015,754	$85,775,926

Share Activity:
Investor Class:
Shares Issued	896,319	3,337,028
Shares Reinvested	8,348	—
Shares Redeemed	(495,406)	(65,249)
Net Increase	409,261	3,271,779

Advisor Class:
Shares Issued	381	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Increase	381	—

(1)	Horizon Defensive Multi-Factor Fund, Advisor Class, commenced operations on January 31, 2020.

(2)	Horizon Defensive Multi-Factor Fund, Investor Class, commenced operations on June 26, 2019.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended May 31, 2020 (1)
(Unaudited)
Operations:
Net Investment Income	$4,699
Net Realized Loss on Unaffiliated Investments	(95,037)
Net Change in Unrealized Appreciation on Unaffiliated Investments	277,728
Net Increase in Net Assets Resulting From Operations	187,390

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	988,544
Advisor Class	2,245,695
Cost of Shares Redeemed
Investor Class	(50,000)
Advisor Class	(5,844)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	3,178,395

Increase in Net Assets	3,365,785

Net Assets:
Beginning of Period	—
End of Period	$3,365,785

Share Activity:
Investor Class:
Shares Issued	40,470
Shares Redeemed	(1,997)
Net Increase	38,473

Advisor Class:
Shares Issued	101,395
Shares Redeemed	(264)
Net Increase	101,131

(1)	Horizon ESG Defensive Core Fund, Investor and Advisor Class, commenced operations on December 26, 2019 and January 8, 2020, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.61		$12.68	$14.20		$11.56		$11.99	$12.67
Income From Investment Operations:
Net investment income (c,f)	0.07		0.08	0.07	(h)	0.08		0.12	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.80)		0.65	(0.02	)(h)	2.66		(0.20)	(0.37)
Total from investment operations	(0.73)		0.73	0.05		2.74		(0.08)	(0.24)

Less Distributions:
From net investment income	(0.09)		(0.08)	(0.07)		(0.10)		(0.20)	(0.02)
From net realized gains	—		(0.72)	(1.50)		—		(0.15)	(0.42)
Total Distributions	(0.09)		(0.80)	(1.57)		(0.10)		(0.35)	(0.44)

Net Asset Value, End of Period/Year	$11.79		$12.61	$12.68		$14.20		$11.56	$11.99

Total Return	(5.88	)%(j)	7.23%	0.46%		23.76%		(0.59)%	(2.01)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$437,468		$508,839	$477,097		$393,833		$354,279	$366,368
Ratio to average net assets:
Gross expenses (d,e)	1.23	%(i)	1.21%	1.28	%(g)	1.48%		1.54%	1.54%
Net expenses (a,d)	1.25	%(i)	1.24%	1.27	%(g)	1.36	%(b)	1.43%	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	1.14	%(i)	0.66%	0.56%		0.61%		1.09%	1.06%
Portfolio turnover rate	96	%(j)	279%	256%		168%		406%	472%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.00%, 0.00%, 0.01%, and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.55		$12.62	$14.16		$11.56	$11.99	$11.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.07		0.07	0.05	(f)	0.05	0.12	(0.03	)(f)
Net gain (loss) from investments (both realized and unrealized)	(0.81)		0.65	(0.02	)(f)	2.68	(0.20)	0.81	(f)
Total from investment operations	(0.74)		0.72	0.03		2.73	(0.08)	0.78

Less Distributions:
From net investment income	(0.07)		(0.07)	(0.07)		(0.13)	(0.20)	—
From net realized gains	—		(0.72)	(1.50)		—	(0.15)	—
Total Distributions	(0.07)		(0.79)	(1.57)		(0.13)	(0.35)	—

Net Asset Value, End of Period/Year	$11.74		$12.55	$12.62		$14.16	$11.56	$11.99

Total Return	(5.95	)%(j)	7.12%	0.29%		23.64%	(0.59)%	6.96	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$7,555		$7,879	$7,187		$5,084	$2,249	$29
Ratio to average net assets:
Gross expenses (d,e)	1.40	%(i)	1.39%	1.43	%(h)	1.55%	1.55%	1.54	%(i)
Net expenses (b,d)	1.29	%(i)	1.39%	1.42	%(h)	1.42%	1.44%	1.42	%(i)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	1.23	%(i)	0.57%	0.38%		0.35%	1.06%	(0.88	)%(f)(i)
Portfolio turnover rate	96	%(j)	279%	256%		168%	406%	472%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 4, 2015 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.02%, and 0.00% respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$12.64		$12.71	$14.22		$11.59	$11.54
Income From Investment Operations:
Net investment income (c,h)	0.07		0.10	0.09	(g)	0.05	0.03
Net gain (loss) from investments (both realized and unrealized)	(0.80)		0.65	(0.03	)(g)	2.71	0.02	(f)
Total from investment operations	(0.73)		0.75	0.06		2.76	0.05

Less Distributions:
From net investment income	(0.09)		(0.10)	(0.07)		(0.13)	—
From net realized gains	—		(0.72)	(1.50)		—	—
Total Distributions	(0.09)		(0.82)	(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$11.82		$12.64	$12.71		$14.22	$11.59

Total Return	(5.81	)%(j)	7.33%	0.55%		23.92%	0.43	%(j)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$32,211		$28,631	$30,230		$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.15	%(i)	1.14%	1.18%		1.30%	1.30	%(i)
Net expenses (b,d)	1.04	%(i)	1.16%	1.17%		1.17%	1.19	%(i)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,h)	1.31	%(i)	0.80%	0.68%		0.38%	1.28	%(i)
Portfolio turnover rate	96	%(j)	279%	256%		168%	406%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.02%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Annualized.

(j)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016 (a)	For the Year Ended November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.38		$21.69	$22.80		$19.31		$19.62	$20.50
Income From Investment Operations:
Net investment income (loss) (d,h)	0.13		0.12	0.13		0.12		0.18	0.12
Net gain (loss) from investments (both realized and unrealized)	(2.80)		0.33	(0.21)		3.54		(0.29)	(1.00)
Total from investment operations	(2.67)		0.45	(0.08)		3.66		(0.11)	(0.88)

Less Distributions:
From net investment income	(0.22)		(0.12)	(0.12)		(0.17)		(0.20)	—
From net realized gains	—		(0.64)	(0.91)		—		—	(0.00	)(g)
Total Distributions	(0.22)		(0.76)	(1.03)		(0.17)		(0.20)	—

Net Asset Value, End of Period/Year	$18.49		$21.38	$21.69		$22.80		$19.31	$19.62

Total Return	(12.65	)%(k)	2.52%	(0.31)%		19.05%		(0.54)%	(4.29)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$787,067		$738,854	$682,077		$418,227		$319,385	$222,421
Ratio to average net assets:
Gross expenses (e,f)	1.22	%(j)	1.20%	1.28	%(i)	1.49%		1.55%	1.54%
Net expenses (b,e)	1.18	%(j)	1.24%	1.27	%(i)	1.35	%(c)	1.42%	1.42%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (e,h)	1.30	%(j)	0.60%	0.58%		0.58%		0.92%	0.57%
Portfolio turnover rate	247	%(k)	368%	275%		143%		563%	541%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, and 0.00%, respectively.

(c)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(d)	Per share amounts are calculated using the average shares method.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(g)	Per share amount is less than $0.01.

(h)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(j)	Annualized.

(k)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 (a)	For the Period Ended November 30, 2015 (b)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.36		$21.66	$22.78		$19.30	$19.62	$18.97
Income From Investment Operations:
Net investment income (d,h)	(0.03)		0.10	0.11		0.11	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	(2.67)		0.32	(0.23)		3.54	(0.29)	0.58	(g)
Total from investment operations	(2.70)		0.42	(0.12)		3.65	(0.12)	0.65

Less Distributions:
From net investment income	(0.16)		(0.08)	(0.09)		(0.17)	(0.20)	—
From net realized gains	—		(0.64)	(0.91)		—	—	—
Total Distributions	(0.16)		(0.72)	(1.00)		(0.17)	(0.20)	—

Net Asset Value, End of Period/Year	$18.50		$21.36	$21.66		$22.78	$19.30	$19.62

Total Return	(12.74	)%(k)	2.37%	(0.46)%		19.03%	(0.59)%	3.43	%(k)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$4,725		$177	$388		$347	$313	$19
Ratio to average net assets:
Gross expenses (e,f)	1.39	%(j)	1.38%	1.43	%(i)	1.56%	1.51%	1.54	%(j)
Net expenses (c,e)	1.39	%(j)	1.42%	1.42	%(i)	1.42%	1.42%	1.42	%(j)
Net investment income net of reimbursement (recapture) and securities lending expense offset (e,h)	(0.28	)%(j)	0.49%	0.48%		0.53%	0.92%	1.52	%(j)
Portfolio turnover rate	247	%(k)	368%	275%		143%	563%	541%

Portfolio turnover is calculated for the Fund as a whole.

(a)	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

(b)	Since September 4, 2015 (Commencement of Operations).

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.

(d)	Per share amounts are calculated using the average shares method.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(j)	Annualized.

(k)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$21.43		$21.72	$22.84	$19.33	$19.21
Income From Investment Operations:
Net investment income (loss) (c,g)	0.17		0.10	0.14	(0.14)	0.05
Net gain from investments (both realized and unrealized)	(2.84)		0.39	(0.20)	3.86	0.07	(f)
Total from investment operations	(2.67)		0.49	(0.06)	3.72	0.12

Less Distributions:
From net investment income	(0.23)		(0.14)	(0.15)	(0.21)	—
From net realized gains	—		(0.64)	(0.91)	—	—
Total Distributions	(0.23)		(0.78)	(1.06)	(0.21)	—

Net Asset Value, End of Period/Year	$18.53		$21.43	$21.72	$22.84	$19.33

Total Return	(12.60	)%(i)	2.70%	(0.21)%	19.31%	0.62	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$45,821		$62,964	$22,714	$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.13	%(h)	1.13%	1.19%	1.35%	1.31	%(h)
Net expenses (b,d)	1.08	%(h)	1.08%	1.14%	1.17%	1.17	%(h)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (d,g)	1.77	%(h)	0.47%	0.61%	(0.62)%	1.09	%(h)
Portfolio turnover rate	247	%(i)	368%	275%	143%	563%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017		For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.44		$9.13	$9.73		$9.56		$9.86	$10.11
Income From Investment Operations:
Net investment income (c,f)	0.12		0.29	0.30		0.25		0.16	0.13
Net gain (loss) from investments (both realized and unrealized)	0.13	(j)	0.31	(0.64)		0.17		(0.36)	(0.25)
Total from investment operations	0.25		0.60	(0.34)		0.42		(0.20)	(0.12)

Less Distributions:
From net investment income	(0.19)		(0.29)	(0.26)		(0.25)		(0.10)	(0.13)
Total Distributions	(0.19)		(0.29)	(0.26)		(0.25)		(0.10)	(0.13)

Net Asset Value, End of Period/Year	$9.50		$9.44	$9.13		$9.73		$9.56	$9.86

Total Return	2.68	%(i)	6.78%	(3.58)%		4.39%		(2.03)%	(1.18)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$258,055		$272,400	$275,992		$200,521		$187,698	$169,725
Ratio to average net assets:
Gross expenses (d,e)	1.07	%(h)	1.03%	1.09	%(g)	1.21%		1.28%	1.28%
Net expenses (a,d)	0.84	%(h)	0.88%	0.98	%(g)	1.18	%(b)	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	2.48	%(h)	3.13%	3.16%		2.54%		1.58%	1.25%
Portfolio turnover rate	127	%(i)	167%	155%		175%		205%	324%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.02%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(h)	Annualized.

(i)	Not annualized.

(j)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.47		$9.16	$9.76		$9.60	$9.84
Income From Investment Operations:
Net investment income (c,f)	0.17		0.26	0.29		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	0.07		0.32	(0.63)		0.28	(0.30)
Total from investment operations	0.24		0.58	(0.34)		0.41	(0.17)

Less Distributions:
From net investment income	(0.15)		(0.27)	(0.26)		(0.25)	(0.07)
Total Distributions	(0.15)		(0.27)	(0.26)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.56		$9.47	$9.16		$9.76	$9.60

Total Return	2.51	%(i)	6.53%	(3.58)%		4.31%	(1.74	)%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$13		$2,328	$1,587		$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.16	%(h)	1.20%	1.24	%(g)	1.32%	1.35	%(h)
Net expenses (b,d)	0.97	%(h)	1.05%	1.04	%(g)	1.24%	1.25	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	3.53	%(h)	2.79%	3.07%		1.37%	1.70	%(h)
Portfolio turnover rate	127	%(i)	167%	155%		175%	205	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 8, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.43		$9.13	$9.72	$9.57	$10.00
Income From Investment Operations:
Net investment income (c,f)	0.28		0.29	0.31	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.05	)(j)	0.31	(0.63)	0.17	(0.47)
Total from investment operations	0.23		0.60	(0.32)	0.42	(0.43)

Less Distributions:
From net investment income	(0.20)		(0.30)	(0.27)	(0.27)	—
Total Distributions	(0.20)		(0.30)	(0.27)	(0.27)	—

Net Asset Value, End of Period/Year	$9.46		$9.43	$9.13	$9.72	$9.57

Total Return	2.44	%(h)	6.83%	(3.33)%	4.41%	(4.30	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$193		$8,040	$7,488	$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	0.93	%(g)	0.95%	0.99%	1.03%	1.09	%(g)
Net expenses (b,d)	0.82	%(g)	0.80%	0.86%	0.99%	0.99	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset (d,f)	5.89	%(g)	3.15%	3.28%	2.53%	1.84	%(g)
Portfolio turnover rate	127	%(h)	167%	155%	175%	205	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since September 9, 2016 (Commencement of Operations).

(b)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(c)	Per share amounts are calculated using the average shares method.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

(j)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$58.58		$60.03	$59.15	$50.00
Income From Investment Operations:
Net investment income (c)	0.73		1.47	1.18 (e)	0.66
Net gain (loss) from investments (both realized and unrealized)	(9.20)		0.27 (h)	1.61 (e)	9.01
Total from investment operations	(8.47)		1.74	2.79	9.67

Less Distributions:
From net investment income	(1.04)		(1.14)	(1.13)	(0.52)
From net realized gains	(0.21)		(2.05)	(0.78)	—
Total Distributions	(1.25)		(3.19)	(1.91)	(0.52)

Net Asset Value, End of Period/Year	$48.86		$58.58	$60.03	$59.15

Total Return	(14.58	)%(g)	3.67%	4.72%	19.45	%(g)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$117,145		$156,452	$39,909	$24,509
Ratio to average net assets:
Gross expenses (d)	1.05	%(f)	1.09%	1.32%	2.33	%(f)
Net expenses	1.09	%(f)	1.09%	1.09%	1.09	%(b,f)
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.76	%(f)	2.59%	1.93%	1.24	%(f)
Portfolio turnover rate	253	%(g)	369%	320%	184	%(g)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2016 (Commencement of Operations).

(b)	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(c)	Per share amounts are calculated using the average shares method.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(f)	Annualized.

(g)	Not annualized.

(h)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$58.56		$60.00	$59.13	$54.31
Income From Investment Operations:
Net investment income (b)	0.69		1.37	1.04 (d)	0.25
Net gain (loss) from investments (both realized and unrealized)	(9.20)		0.29 (g)	1.66 (d)	4.78
Total from investment operations	(8.51)		1.66	2.70	5.03

Less Distributions:
From net investment income	(0.98)		(1.05)	(1.05)	(0.21)
From net realized gains	(0.21)		(2.05)	(0.78)	—
Total Distributions	(1.19)		(3.10)	(1.83)	(0.21)

Net Asset Value, End of Period/Year	$48.86		$58.56	$60.00	$59.13

Total Return	(14.64	)%(f)	3.50%	4.57%	9.28	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$20,149		$27,452	$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.20	%(e)	1.24%	1.48%	2.12	%(e)
Net expenses	1.24	%(e)	1.24%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	2.62	%(e)	2.42%	1.71%	1.01	%(e)
Portfolio turnover rate	253	%(f)	369%	320%	184	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 20, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$54.09		$51.00	$50.00
Income From Investment Operations:
Net investment income (b)	0.22		0.51	0.44
Net gain (loss) from investments (both realized and unrealized)	(2.53)		2.86	0.56
Total from investment operations	(2.31)		3.37	1.00

Less Distributions:
From net investment income	(0.30)		(0.17)	—
From net realized gains	—		(0.11)	—
Total Distributions	(0.30)		(0.28)	—

Net Asset Value, End of Period/Year	$51.48		$54.09	$51.00

Total Return	(4.20	)%(e)	6.69%	2.00	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$161,856		$163,322	$5,915
Ratio to average net assets:
Gross expenses (c)	1.09	%(d)	1.20%	2.28	%(d)
Net expenses	1.04	%(d)	1.04%	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.85	%(d)	0.99%	0.94	%(d)
Portfolio turnover rate	7	%(e)	10%	89	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 28, 2017 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2020		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (a)
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$54.06		$50.98	$50.58
Income From Investment Operations:
Net investment income (b)	0.18		0.42	0.31	(d)
Net gain (loss) from investments (both realized and unrealized)	(2.53)		2.87	0.09	(d)
Total from investment operations	(2.35)		3.29	0.40

Less Distributions:
From net investment income	(0.24)		(0.10)	—
From net realized gains	—		(0.11)	—
Total Distributions	(0.24)		(0.21)	—

Net Asset Value, End of Period/Year	$51.47		$54.06	$50.98

Total Return	(4.27	)%(f)	6.51%	0.77	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$24,159		$22,807	$9,173
Ratio to average net assets:
Gross expenses (c)	1.24	%(e)	1.37%	2.10	%(e)
Net expenses	1.19	%(e)	1.19%	1.19	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.70	%(e)	0.80%	0.75	%(e)
Portfolio turnover rate	7	%(f)	10%	89	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2018 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$26.21	$25.00
Income From Investment Operations:
Net investment income (b,g)	0.38	0.17
Net gain (loss) from investments (both realized and unrealized)	(4.98)	1.04
Total from investment operations	(4.60)	1.21

Less Distributions:
From net investment income	(0.43)	—
From net realized gains	—	—
Total Distributions	(0.43)	—

Net Asset Value, End of Period	$21.18	$26.21

Total Return (e)	(17.76)%	4.84%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$69,642	$74,626
Ratio to average net assets:
Gross expenses (c,d,f)	1.25%	2.03%
Net expenses (d,f)	1.23%	1.09%
Net investment income net of reimbursement and securities lending expense offset (d,f,g)	3.27%	1.50%
Portfolio turnover rate (e)	123%	89%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Multi-Asset Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

Advisor Class
For the Period Ended May 31, 2020 (a)
(Unaudited)

Net Asset Value, Beginning of Period	$26.77
Income From Investment Operations:
Net investment income (b,g)	0.17
Net gain (loss) from investments (both realized and unrealized)	(5.54)
Total from investment operations	(5.37)

Less Distributions:
From net investment income	(0.22)
From net realized gains	—
Total Distributions	(0.22)

Net Asset Value, End of Period	$21.18

Total Return (e)	(20.12)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8
Ratio to average net assets:
Gross expenses (c,d,f)	1.26%
Net expenses (d,f)	1.12%
Net investment income net of reimbursement and securities lending expense offset (d,f,g)	2.43%
Portfolio turnover rate (e)	123%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 31, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.10	0.12
Net gain (loss) from investments (both realized and unrealized)	(2.62)	1.10
Total from investment operations	(2.52)	1.22

Less Distributions:
From net investment income	(0.06)	—
Total Distributions	(0.06)	—

Net Asset Value, End of Period	$23.64	$26.22

Total Return (e)	(9.61)%	4.88%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$87,007	$85,776
Ratio to average net assets:
Gross expenses (c,d)	1.12%	1.93%
Net expenses (d)	1.09%	1.09%
Net investment income net of reimbursement and securities lending expense offset (d)	0.85%	1.10%
Portfolio turnover rate (e)	315%	0.11%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Multi-Factor Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	For the Period Ended May 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$26.23
Income From Investment Operations:
Net investment income (b)	0.04
Net gain (loss) from investments (both realized and unrealized)	(2.64)
Total from investment operations	(2.60)

Net Asset Value, End of Period	$23.63

Total Return	(9.91	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9
Ratio to average net assets:
Gross expenses (c)	1.26	%(d)
Net expenses	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.51	%(d)
Portfolio turnover rate	315	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 31, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	For the Period Ended May 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$25.00
Income From Investment Operations:
Net investment income (b)	0.09
Net gain (loss) from investments (both realized and unrealized)	(0.94	)(f)
Total from investment operations	(0.85)

Net Asset Value, End of Period	$24.15

Total Return	(3.40	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$929
Ratio to average net assets:
Gross expenses (c)	15.39	%(d)
Net expenses	1.04	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.88	%(d)
Portfolio turnover rate	150	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon ESG Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	For the Period Ended May 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$25.04
Income From Investment Operations:
Net investment income (b)	0.07
Net gain (loss) from investments (both realized and unrealized)	(1.02	)(f)
Total from investment operations	(0.95)

Net Asset Value, End of Period	$24.09

Total Return	(3.79	)%(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,437
Ratio to average net assets:
Gross expenses (c)	7.14	%(d)
Net expenses	1.19	%(d)
Net investment income net of reimbursement and securities lending expense offset	0.83	%(d)
Portfolio turnover rate	150	%(e)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Annualized.

(e)	Not annualized.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Horizon Funds Notes to Financial Statements (Unaudited) May 31, 2020

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The Horizon Active Dividend Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Multi-Asset Income Fund is to seek to maximize current income with a secondary emphasis on capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Defensive Multi-Factor Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon ESG Defensive Core Fund is to seek long-term growth of capital, current income and growth of income, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the 4:15 ET composite mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2020, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$460,597,907	$—	$—	$460,597,907
Common Stocks	9,834,789	—	—	9,834,789
Purchased Put Options	—	37,250	—	37,250
Purchased Call Options	—	51,000	—	51,000
Short-Term Investments	5,534,918	—	—	5,534,918
Investments Purchased With Proceeds From Securities Lending	155,572,046	—	—	155,572,046
Total	$631,539,660	$88,250	$—	$631,627,910

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$38,700	$—	$38,700
Total	$—	$38,700	$—	$38,700

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$818,410,292	$—	$—	$818,410,292
Common Stocks	11,288,742	—	—	11,288,742
Purchased Put Options	—	2,071,000	—	2,071,000
Short-Term Investments	7,422,154	—	—	7,422,154
Investments Purchased With Proceeds From Securities Lending	136,288,995	—	—	136,288,995
Total	$973,410,183	$2,071,000	$—	$975,481,183

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$1,737,848	$—	$1,737,848
Total	$—	$1,737,848	$—	$1,737,848

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$256,338,157	$—	$—	$256,338,157
Short-Term Investments	2,154,349	—	—	2,154,349
Investments Purchased With Proceeds From Securities Lending	6,766,500	—	—	6,766,500
Total	$265,259,006	$—	$—	$265,259,006

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$125,559,399	$—	$—	$125,559,399
Convertible Preferred Stocks	490,740	—	—	490,740
Preferred Stocks	283,204	—	—	283,204
Purchased Put Options	—	83,450	—	83,450
Short-Term Investments	4,315,142	—	—	4,315,142
Investments Purchased With Proceeds From Securities Lending	4,177,185	—	—	4,177,185
Total	$134,825,670	$83,450	$—	$134,909,120

Liabilities *	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$12,500	$—	$12,500
Total	$—	$12,500	$—	$12,500

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$188,423,322	$—	$—	$188,423,322
Purchased Call Options	—	476,000	—	476,000
Purchased Put Options	—	1,897,300	—	1,897,300
Short-Term Investments	258,305	—	—	258,305
Investments Purchased With Proceeds From Securities Lending	511,895	—	—	511,895
Total	$189,193,522	$2,373,300	$—	$191,566,822

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$3,090,150	$—	$3,090,150
Written Put Options	—	571,200	—	571,200
Total	$—	$3,661,350	$—	$3,661,350

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Multi-Asset Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$50,781,001	$—	$—	$50,781,001
Common Stock	13,944,524	—	—	13,944,524
Convertible Preferred Stock	34,736	—	—	34,736
Preferred Stock	4,038,143	—	—	4,038,143
Purchased Put Options	—	4,000	—	4,000
Short-Term Investments	1,399,314	—	—	1,399,314
Investments Purchased With Proceeds From Securities Lending	1,484,025	—	—	1,484,025
Total	$71,681,743	$4,000	$—	$71,685,743

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$366,338	$—	$366,338
Written Put Options	—	800	—	800
Total	$—	$367,138	$—	$367,138

Horizon Defensive Multi-Factor Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,033,863	$—	$—	$8,033,863
Common Stocks	78,295,999	—	—	78,295,999
Short-Term Investments	459,510	—	—	459,510
Investments Purchased With Proceeds From Securities Lending	222,345	—	—	222,345
Total	$87,011,717	$—	$—	$87,011,717

Horizon ESG Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,259,461	$—	$—	$3,259,461
Rights	2,527	—	—	2,527
Short-Term Investments	103,148	—	—	103,148
Total	$3,365,136	$—	$—	$3,365,136

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity of an ETF could result in it being more volatile.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2020, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund	Horizon Multi-Asset Income Fund
Purchased Options	$1,307,875	$1,628,275	$—	$212,339	$3,936,275	$2,000
Written Options	$3,362,225	$1,093,924	$489,825	$58,650	$1,830,675	$255,241

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2020:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Dividend Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Multi-Asset Income Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$88,250
Written Options	$38,700

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$2,071,000
Written Options	$1,737,848

Horizon Active Dividend Fund
Derivatives Investment Value
Purchased Options	$83,450
Written Options	$12,500

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$2,373,300
Written Options	$3,661,350

Horizon Multi-Asset Income Fund
Derivatives Investment Value
Purchased Options	$4,000
Written Options	$367,138

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(23,776,417)
Written Options	(12,544,789)
$(36,321,206)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(1,150,449)
Written Options	298,965
$(851,484)

Horizon Active Risk Assist® Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(9,141,893)
Written Options	995,237
$(8,146,656)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(3,831,121)
Written Options	2,737,637
$(1,093,484)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(43,487)
Written Options	(2,740,059)
$(2,783,546)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	(7,215)
$(7,215)

Horizon Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(82,587)
Written Options	58,615
$(23,972)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(26,704)
Written Options	122,561
$95,587

Horizon Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$13,552,079
Written Options	(13,998,298)
$(446,219)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(6,308,413)
Written Options	118,919
$(6,189,494)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Multi-Asset Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$197,075
Written Options	(528,277)
$(331,202)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$82,894
Written Options	(369,975)
$(287,081)

Defensive Multi-Factor Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(78,841)
Written Options	27,733
$(51,108)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2020.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$38,700	(1)	$—	$38,700	$—	$(38,700	)(2)	$—
Total	$38,700		$—	$38,700	$—	$(38,700)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$1,737,848	(1)	$—	$1,737,848	$—	$(1,737,848	)(2)	$—
Total	$1,737,848		$—	$1,737,848	$—	$(1,737,848)		$—

Horizon Active Dividend Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$12,500	(1)	$—	$12,500	$—	$(12,500	)(2)	$—
Total	$12,500		$—	$12,500	$—	$(12,500)		$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$3,661,350	(1)	$—	$3,661,350	$—	$(3,661,350	)(2)	$—
Total	$3,661,350		$—	$3,661,350	$—	$(3,661,350)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Horizon Multi-Asset Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$367,138	(1)	$—	$367,138	$—	$(367,138	)(2)	$—
Total	$367,138		$—	$367,138	$—	$(367,138)		$—

(1)	Written options at value as presented in the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Defined Risk Fund, the Horizon Defensive Multi-Factor Fund, and Horizon ESG Defensive Core Fund and quarterly for the Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Multi-Asset Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Shareholder Services Plan – The Board has adopted a shareholder servicing plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The shareholder servicing expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund is 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund, and the Horizon ESG Defensive Core Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the period ended May 31, 2020 the distribution fees accrued for the Investor Class shares of the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund, Horizon ESG Defensive Core Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the six months ended May 31, 2020, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund Advisor Class shares incurred $8,245, $521, $1,226, $30,472, $30,090, $7, $7 and $748, respectively, pursuant to the 12b-1 plan. During the six months ended May 31, 2020, the Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund and the Horizon ESG Defensive Core Fund Investor Class shares incurred $67,746, $82,049, $36,150, $43,127, and $251, respectively, pursuant to the 12b-1 plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund and Institutional Class shares of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.75% of the average daily net assets of the Horizon Multi-Asset Income Fund, 0.80% of the average daily net assets of the Horizon Defensive Multi-Factor Fund and 0.75% of the average daily net assets of the Horizon ESG Defensive Core Fund. Effective January 23, 2018, the Advisory fee rate decreased from 1.10% to 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, until March 31, 2021, for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund, and December 31, 2022 for the Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund and Horizon ESG Defensive Core Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Multi-Asset Income Fund	0.99%	0.99%	0.99%
Horizon Defensive Multi-Factor Fund	0.99%	0.99%	0.99%
Horizon ESG Defensive Core Fund	0.94%	0.94%	0.94%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the period indicated. The fee waivers and expense reimbursements incurred by the Predecessor funds are subject to recapture. During the period ended May 31, 2020, the Adviser recouped from Horizon Active

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund, Horizon Multi-Asset Income Fund, Horizon Defensive Multi-Factor Fund, and the Horizon ESG Defensive Risk Fund $281,650, $82,194, $0, $60,347, $0, $35,340, $7,220, and $0, respectively.

Fund	2020	2021	2022	2023	Total
Horizon Active Asset Allocation Fund	$102,119	$60,749	$—	$6,078	$168,946
Horizon Active Risk Assist® Fund	49	80	—	—	129
Horizon Active Income Fund	—	24,405	—	—	24,405
Horizon Active Dividend Fund	—	40,920	3,050	—	43,970
Horizon Defined Risk Fund	—	87,874	153,550	43,005	284,429
Horizon Multi-Asset Income Fund	—	—	33,328	1,537	34,865
Horizon Defensive Multi-Factor Fund	—	—	61,386	15,000	76,386
Horizon ESG Defensive Core Fund	—	—	—	53,822	53,822

For the period ended May 31, 2017, fees waived by the Adviser for the Horizon Active Asset Allocation Fund totaled $209,474, of which $205,085 was Recouped by the Adviser, while the remaining $4,389 expired on May 31, 2020 and are no longer eligible for recovered by the Adviser.

For the period ended May 31, 2017, fees waived by the Adviser for the Horizon Active Risk Assist® Fund totaled $186,497, all of which was Recouped by the Adviser.

For the period ended May 31, 2017, fees waived by the Adviser for the Horizon Active Income Fund totaled $37,356, all of which was Recouped by the Adviser.

For the period ended May 31, 2017, fees waived by the Adviser for the Horizon Active Dividend Fund totaled $31,229, all of which was Recouped by the Adviser.

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $60,000 for each fiscal year plus $10,000 for attendance of a regular board meeting or $1,000 for attendance of a special meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2020 were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$477,585,045	$522,340,160
Horizon Active Risk Assist® Fund	2,164,447,692	1,999,953,443
Horizon Active Income Fund	344,279,760	368,837,349
Horizon Active Dividend Fund	386,074,692	398,623,049
Horizon Defined Risk Fund	19,342,481	12,985,017
Horizon Multi-Asset Income Fund	97,320,607	86,982,074
Horizon Defensive Multi-Factor Fund	276,435,175	263,892,819
Horizon ESG Defensive Core Fund	4,780,953	1,701,655

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees – Investor Class, Distribution Fees (12b-1) – Advisor Class and Distribution Fees (12b-1) – Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Securities lending income is disclosed on the Statements of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the six months ended May 31, 2020, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

As of the six months ended May 31, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$152,629,958	$155,572,046
Horizon Active Risk Assist® Fund	133,632,487	136,288,995
Horizon Active Income Fund	6,616,211	6,766,500
Horizon Active Dividend Fund	4,080,828	4,177,185
Horizon Defined Risk Fund	504,109	511,895
Horizon Multi-Asset Income Fund	1,451,819	1,484,025
Horizon Defensive Multi-Factor Fund	214,934	222,345
Horizon ESG Defensive Core Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2020, and renewed effective March 1, 2020, the Funds, excluding the Horizon ESG Defensive Core Fund, are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 28, 2021, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $50,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 3.25% as of May 31, 2020, if they borrow. For the period ended May 31, 2020, the Horizon Active Asset Allocation Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, Horizon Defined Risk Fund and Horizon Defensive Multi-Factor Fund had average borrowings of $333,137, $651,153, $446,563, $59,361 and $1,650 and the weighted average interest rate on the line of credit borrowings was 3.53%, 3.89%, 4.21%, 3.25% and 3.25%, respectively. On April 21, 2020, the Horizon Active Asset Allocation Fund had borrowings of $14,246,000, on March 16, 2020 the Horizon Active Income Fund had borrowings of $39,056,000, on March 12, 2020 the Horizon Active Dividend Fund had borrowings of $20,495,000, on April 13, 2020 the Horizon Defined Risk Fund had borrowings of $1,843,000, and on March 16, 2020, the Horizon Defensive Multi-Factor Fund had borrowings of $302,000, which represent the largest borrowing amounts, respectively, during the six months ended May 31, 2020. For the Horizon Active Risk Assist® Fund and Horizon Multi-Asset Income Fund, there were no borrowings on the line of credit during the six months ended May 31, 2020. None of the Funds had outstanding borrowings on the line of credit as of May 31, 2020.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2019 and November 30, 2018 was as follows:

	For the year ended November 30, 2019
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$25,841,890	$4,610,598	$—	$30,452,488
Horizon Active Risk Assist® Fund	23,830,449	2,024,864	—	25,855,313
Horizon Active Income Fund	8,785,949	—	—	8,785,949
Horizon Active Dividend Fund	4,426,133	—	—	4,426,133
Horizon Defined Risk Fund	131,365	8,881	—	140,246
Horizon Multi-Asset Income Fund	—	—	—	—
Horizon Defensive Multi-Factor Fund	—	—	—	—
Horizon ESG Defensive Core Fund	—	—	—	—

	For the year ended November 30, 2018
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$45,761,474	$1,396,890	$—	$47,158,364
Horizon Active Risk Assist® Fund	19,595,394	—	—	19,595,394
Horizon Active Income Fund	6,783,036	—	—	6,783,036
Horizon Active Dividend Fund	992,997	—	—	992,997
Horizon Defined Risk Fund	—	—	—	—

The Horizon Multi-Asset Income Fund and the Horizon Defensive Multi-Factor Fund launched on June 26, 2019. The Horizon ESG Defensive Core Fund launched on December 26, 2019.

On December 20, 2019, the Funds paid the following income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.08602989	$0.06934418	$0.09400863
Horizon Active Risk Assist® Fund	0.21823669	0.16378301	0.23428663
Horizon Active Income Fund	0.11121581	0.10544503	0.11397302
Horizon Active Dividend Fund	0.42452731	0.39528308	—
Horizon Defined Risk Fund	0.30062195	0.24467654	—
Horizon Multi-Asset Income Fund	0.20248988	—	—
Horizon Defensive Multi-Factor Fund	0.06652251	—	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

On December 20, 2019, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$—	$—
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	0.21412	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Asset Income Fund	—	—
Horizon Defensive Multi-Factor Fund	—	—

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2019, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$613,828,323	$30,838,382	$(1,967,774)	$28,870,608
Horizon Active Risk Assist® Fund	823,451,999	33,264,701	(10,054,932)	23,209,769
Horizon Active Income Fund	302,810,444	5,377,168	(2,020,182)	3,356,986
Horizon Active Dividend Fund	189,467,426	7,333,553	(2,302,020)	5,031,533
Horizon Defined Risk Fund	164,094,835	28,161,242	(6,217,546)	21,943,696
Horizon Multi-Asset Income Fund	72,818,022	1,217,483	(490,028)	727,455
Horizon Defensive Multi-Factor Fund	83,439,286	2,505,505	(1,335,438)	1,170,067

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

As of November 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$648,872	$—	$—	$(7,453,722)	$—	$28,870,608	$22,065,758
Horizon Active Risk Assist® Fund	1,946,264	—	—	(14,913,576)	—	23,209,769	10,242,457
Horizon Active Income Fund	2,181,047	—	—	(19,067,247)	—	3,356,986	(13,529,214)
Horizon Active Dividend Fund	1,640,059	—	—	—	—	5,031,533	6,671,592
Horizon Defined Risk Fund	911,886	—	—	(11,199,986)	—	21,943,696	11,655,596
Horizon Multi-Asset Income Fund	140,968	—	—	(253,819)	—	727,455	614,604
Horizon Defensive Multi-Factor Fund	92,287	3,166	—	—	—	1,170,067	1,265,520

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$7,398,613	$—	$7,398,613
Horizon Active Risk Assist® Fund	14,420,632	—	14,420,632
Horizon Active Income Fund	16,703,172	2,364,075	19,067,247
Horizon Active Dividend Fund	—	—	—
Horizon Defined Risk Fund	4,647,487	6,552,499	11,199,986
Horizon Multi-Asset Income Fund	122,177	—	122,177
Horizon Defensive Multi-Factor Fund	—	—	—

The Funds did not utilize any capital loss carryforwards during the year.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2019, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$—	$—
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	3,363	(3,363)
Horizon Active Dividend Fund	(188,319)	188,319
Horizon Defined Risk Fund	(707)	707
Horizon Multi-Asset Income Fund	2,272	(2,272)
Horizon Defensive Multi-Factor Fund	2,272	(2,272)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2020, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There were no individual shareholders of record who owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2020		Shares Balance May 31, 2020
Janus Henderson Small/Mid Cap Growth Alpha ETF	$4,163,542	$1,364,985	$(237,337)	$(218,695)	$(27,799)	$9,399	$5,044,696	**	110,209
Xtrackers S&P 500 ESG ETF*	5,848,000	—	(279,087)	(136,261)	(6,142)	60,881	5,426,510		203,545
	$10,011,542	$1,364,985	$(516,424)	$(354,956)	$(33,941)	$70,280	$10,471,206		313,754

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2020		Shares Balance May 31, 2020
X-Trackers Russell 1000 Comprehensive Factor ETF	$43,984,409	$4,598,884	$(33,743,769)	$(4,329,388)	$(1,707,359)	$232,219	$8,802,777	**	276,556
X-Trackers Russell 1000 US QARP ETF	23,194,429	6,287,460	(15,221,152)	(1,615,954)	29,544	182,167	12,674,327	**	453,789
X-Trackers S&P 500 ESG ETF	9,329,600	1,808,148	(1,952,109)	(133,367)	13,968	85,500	9,066,240	**	340,069
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF*	—	981,981,430	(564,595,445)	(317,697)	(334,852)	664,698	416,733,436		4,552,971
	$76,508,438	$994,675,922	$(615,512,475)	$(6,396,406)	$(1,998,699)	$1,164,584	$447,276,780		5,623,385

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2020		Shares Balance May 31, 2020
X-Trackers Short Duration High Yield Bond ETF	$4,365,499	$375,631	$(887,293)	$(219,333)	$(116,406)	$123,657	$3,518,098	**	78,296
	$4,365,499	$375,631	$(887,293)	$(219,333)	$(116,406)	$123,657	$3,518,098		78,296

An affiliated person of the Horizon Multi-Asset Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the six months ended May 31, 2020 are as follows:

Security Name	Value at November 30, 2019	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at May 31, 2020	Shares Balance May 31, 2020
Morgan Stanley, Series K, 5.9%*	$123,369	$24,145	$(99,889)	$(1,911)	$(14,353)	$1,161	$31,361	1,175
	$123,369	$24,145	$(99,889)	$(1,911)	$(14,353)	$1,161	$31,361	1,175

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2020

*	Issuer was no longer an affiliate as of May 31, 2020.
**	The value of these securities agrees to the Investments in Affiliated Securities, at Value in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements other than that noted below.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Horizon Funds Disclosure of Fund Expenses (Unaudited) May 31, 2020

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Horizon Funds Disclosure of Fund Expenses (Unaudited) (Continued) May 31, 2020

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period	Ending Account Value 5/31/2020	Expenses Paid During Period
Horizon Active Asset Allocation - Investor Class [1]	1.35%	$ 1,000.00	$ 941.20	$ 6.55	$ 1,018.25	$ 6.81
Horizon Active Asset Allocation - Advisor Class [1]	1.40%	$ 1,000.00	$ 940.50	$ 6.78	$ 1,018.01	$ 7.05
Horizon Active Asset Allocation - Institutional Class [1]	1.15%	$ 1,000.00	$ 941.90	$ 5.58	$ 1,019.25	$ 5.81
Horizon Active Risk Assist® - Investor Class [1]	1.24%	$ 1,000.00	$ 873.50	$ 5.81	$ 1,018.80	$ 6.26
Horizon Active Risk Assist® - Advisor Class [1]	1.46%	$ 1,000.00	$ 872.60	$ 6.83	$ 1,017.71	$ 7.35
Horizon Active Risk Assist® - Institutional Class [1]	1.13%	$ 1,000.00	$ 874.00	$ 5.30	$ 1,019.35	$ 5.71
Horizon Active Income - Investor Class [1]	1.07%	$ 1,000.00	$ 1,026.80	$ 5.41	$ 1,019.67	$ 5.39
Horizon Active Income - Advisor Class [1]	1.16%	$ 1,000.00	$ 1,025.10	$ 5.88	$ 1,019.19	$ 5.87
Horizon Active Income - Institutional Class [1]	0.93%	$ 1,000.00	$ 1,024.40	$ 4.72	$ 1,020.34	$ 4.71
Horizon Active Dividend - Investor Class [1]	1.13%	$ 1,000.00	$ 854.20	$ 5.22	$ 1,019.37	$ 5.68
Horizon Active Dividend - Advisor Class [1]	1.28%	$ 1,000.00	$ 853.60	$ 5.91	$ 1,018.62	$ 6.44
Horizon Defined Risk - Investor Class [1]	1.04%	$ 1,000.00	$ 958.00	$ 5.10	$ 1,019.79	$ 5.26
Horizon Defined Risk - Advisor Class [1]	1.19%	$ 1,000.00	$ 957.30	$ 5.83	$ 1,019.04	$ 6.02
Horizon Multi-Asset Income - Investor Class [1]	1.34%	$ 1,000.00	$ 822.40	$ 6.10	$ 1,018.31	$ 6.75
Horizon Multi-Asset Income - Advisor Class [2]	1.26%	$ 1,000.00	$ 798.80	$ 3.71	$ 1,018.71	$ 6.35
Horizon Defensive Multi-Factor - Investor Class [1]	1.10%	$ 1,000.00	$ 903.90	$ 5.23	$ 1,019.51	$ 5.55
Horizon Defensive Multi-Factor - Advisor Class [2]	1.20%	$ 1,000.00	$ 900.90	$ 3.74	$ 1,019.00	$ 6.06
Horizon ESG Defensive Core - Investor Class [3]	1.04%	$ 1,000.00	$ 966.00	$ 4.39	$ 1,019.80	$ 5.25
Horizon ESG Defensive Core - Advisor Class [4]	1.19%	$ 1,000.00	$ 962.10	$ 4.59	$ 1,019.05	$ 6.01

[1]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

[2]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 120 days, and divided by 366 (to reflect the number of days in the period). Hypothetical Expenses are multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

[3]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 157 days, and divided by 366 (to reflect the number of days in the period). Hypothetical Expenses are multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

[4]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 144 days, and divided by 366 (to reflect the number of days in the period). Hypothetical Expenses are multiplied by 183 days, and divided by 366 (to reflect the number of days in the period).

Horizon Funds Statement Regarding Liquidity Risk Management Program (Unaudited) May 31, 2020

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Liquidity Rule requires that each Fund establish a liquidity risk management program in order to effectively manage the Fund’s liquidity and shareholder redemptions. The Liquidity Rule is designed to mitigate the risk that a Fund could not meet redemption requests without significantly diluting the interests of its remaining investors.

The Liquidity Rule requires the Funds to assess, manage and review their liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each Fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

●	Highly liquid investments – cash or convertible to cash within three business days or less
●	Moderately liquid investments – convertible to cash in three to seven calendar days
●	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
●	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors, including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a Fund’s illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the review period, no Fund exceeded the 15% limit on illiquid investments.

The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions for determining, periodically reviewing and complying with the HLIM requirement as applicable. During the review period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt an HLIM and to comply with the related requirements under the Liquidity Rule.

Pursuant to the Liquidity Rule’s requirements, the Program has been reviewed and approved by the Funds’ Board of Trustees. At a recent meeting of the Fund’s Board of Trustees, the Board received a written report prepared by the Program’s Administrator that addressed the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

The report included that, during the reporting period, the were no changes made to the Program, there were no material liquidity events that impacted any Fund, and each Fund held sufficient highly liquid assets to meet Fund redemptions.

The report concluded that the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule.

The report also concluded that the Program, including the HLIM where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk.

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) May 31, 2020

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	President and CEO of Horizon Investments, LLC	7	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Steve Terry Year of Birth: 1980	Treasurer; One Year Term of Office (since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal Intersection Partners, 2011-2015.	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (866) 371-2399.

Horizon Funds Additional Information (Unaudited) May 31, 2020

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	7	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	7	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (2011-2019), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	7	Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio). Trustee, Barings BDC, Inc.

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). Form N-Q or Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*		/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	8/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	8/6/2020

By (Signature and Title)*		/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	8/6/2020

*	Print the name and title of each signing officer under his or her signature.